NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
Aberdeen Small Cap Fund - Class A (PRSCA)
172,471 shares (cost $3,159,021)	$1,507,399
AIM Basic Balanced Fund - Investor Class (ABBLI)
8,724 shares (cost $107,550)	68,305
AIM Dynamics Fund - Investor Class (IDF)
226,404 shares (cost $3,965,069)	2,857,215
AIM Small Cap Growth Fund - Investor Class (ASCGI)
15,437 shares (cost $457,083)	267,066
American Century Growth Fund - Investor Class (TCG)
273,664 shares (cost $5,651,511)	4,463,465
American Century Income & Growth Fund - Class A (ACIGA)
72,061 shares (cost $2,223,718)	1,333,122
American Century Income & Growth Fund - Investor Class (IGF)
146,226 shares (cost $4,254,189)	2,706,650
American Century International Growth Fund - Advisor Class (TCIGA)
14,301 shares (cost $123,302)	105,827
American Century International Growth Fund - Investor Class (TCIGR)
92,275 shares (cost $771,420)	683,761
American Century Short-Term Government Fund - Investor Class (BSTG)
259,408 shares (cost $2,450,671)	2,492,907
American Century Ultra(R) Fund - Investor Class (TCUL)
378,351 shares (cost $9,807,547)	5,467,171
American Century VP - International Fund - Class IV (ACVI4)
275,905 shares (cost $2,895,931)	1,636,114
Credit Suisse Global Fixed Income Fund - Common Class (WPGF)
92,841 shares (cost $926,787)	868,064
Credit Suisse Mid Cap Core Fund - Common Class (WPEG)
54,128 shares (cost $1,565,383)	1,248,182
Delaware Delchester Fund - Institutional Class (DBF)
177,958 shares (cost $518,440)	384,389
Dreyfus Appreciation Fund, Inc. (DAF)
85,920 shares (cost $3,366,662)	2,425,521
Dreyfus Emerging Leaders Fund (DEL)
505 shares (cost $17,420)	6,783
Dreyfus Intermediate Term Income Fund - Class A (DPITIA)
142,622 shares (cost $1,741,139)	1,591,657
Dreyfus Premier Balanced Opportunity Fund - Class Z (DPBOZ)
76,530 shares (cost $1,416,820)	944,382
Dreyfus S&P 500 Index Fund (DSPI)
325,365 shares (cost $10,817,759)	8,208,964
Evergreen Equity Income Fund - Class I (EIG)
43,526 shares (cost $967,117)	594,998
Federated Equity Income Fund, Inc. - Class F (FEQIF)
5,260 shares (cost $100,676)	74,272

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Federated High Yield Trust (FHYT)
357,126 shares (cost $1,963,172)	$1,367,791
Federated Intermediate Corporate Bond Fund - Institutional Service (FIIF)
76,758 shares (cost $765,840)	679,312
Federated Investment Series Funds, Inc. - Bond Fund - Class F (FBDF)
224,201 shares (cost $1,946,083)	1,665,816
Fidelity(R) Advisor Balanced Fund - Class A (FABA)
27,652 shares (cost $441,183)	297,254
Fidelity(R) Advisor Balanced Fund - Class T (FAB)
77,726 shares (cost $1,252,626)	842,552
Fidelity(R) Advisor Equity-Growth Fund - Class A (FAEGA)
19,060 shares (cost $1,014,356)	651,471
Fidelity(R) Advisor Equity-Income Fund - Class A (FAEIA)
129,371 shares (cost $3,650,924)	2,164,373
Fidelity(R) Advisor Equity-Income Fund - Class T (FAEI)
109,642 shares (cost $3,141,113)	1,859,525
Fidelity(R) Advisor Growth Opportunities Fund - Class A (FAGOA)
14,464 shares (cost $502,742)	272,502
Fidelity(R) Advisor Growth Opportunities Fund - Class T (FAGO)
70,538 shares (cost $2,295,880)	1,343,047
Fidelity(R) Advisor High Income Advantage Fund - Class T (FAHY)
107,277 shares (cost $1,065,575)	612,549
Fidelity(R) Advisor Overseas Fund - Class A (FAOA)
706 shares (cost $12,980)	9,253
Fidelity(R) Asset Manager(TM) (FAM)
130,270 shares (cost $2,034,404)	1,412,129
Fidelity(R) Capital & Income Fund (FCI)
46,052 shares (cost $354,474)	251,441
Fidelity(R) Equity-Income Fund (FEI)
155,642 shares (cost $7,817,728)	4,804,658
Fidelity(R) Magellan(R) Fund (FMG)
133,577 shares (cost $12,754,639)	6,125,821
Fidelity(R) Puritan(R) Fund (FPR)
359,284 shares (cost $6,563,965)	4,692,246
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
4,345 shares (cost $24,865)	17,204
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
155,410 shares (cost $3,357,156)	1,861,808
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)
332,499 shares (cost $8,130,314)	5,060,635
Franklin Small-Mid Cap Growth Fund I - Class A (FSCG)
45,501 shares (cost $1,664,318)	923,221
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
229,342 shares (cost $3,865,082)	2,453,958
Franklin Value Investors Trust - Balance Sheet Investment Fund - Class A (FRBSI)
73,946 shares (cost $4,578,167)	2,602,162
Janus Adviser Series - Balanced Fund - Class S (JABR)
56,974 shares (cost $1,453,217)	1,192,474

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Janus Adviser Series - International Growth Fund - Class S (JAIGR)
1,490 shares (cost $43,662)	$40,095
Janus Adviser Series - Worldwide Fund - Class S (JAWGR)
11,958 shares (cost $307,137)	237,002
Janus Equity Funds - Janus Fund (JF)
183,256 shares (cost $4,475,813)	3,522,171
Janus Equity Funds - Janus Twenty Fund (JTF)
309,691 shares (cost $14,826,727)	13,313,627
Janus Equity Funds - Janus Worldwide Fund (JWF)
71,351 shares (cost $3,179,032)	2,121,280
Lazard U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
181,021 shares (cost $2,514,005)	1,350,415
MFS(R) Strategic Income Fund - Class A (MSI)
128,461 shares (cost $837,794)	691,120
Nationwide Bond Fund - Class D (NBF)
142,499 shares (cost $1,363,636)	1,245,443
Nationwide Bond Index Fund - Class A (NBIXA)
30,136 shares (cost $326,330)	329,992
Nationwide Fund - Class D (NF)
231,031 shares (cost $4,174,898)	2,250,238
Nationwide Government Bond Fund - Class D (NGBF)
375,618 shares (cost $3,885,100)	4,052,914
Nationwide Growth Fund - Class A (NGFA)
56,902 shares (cost $437,790)	306,700
Nationwide Growth Fund - Class D (NGF)
62,935 shares (cost $382,929)	347,403
Nationwide International Index Fund - Class A (NIIXA)
2,346 shares (cost $17,899)	13,234
Nationwide Investor Destinations Aggressive Fund - Service Class (IDAS)
215,622 shares (cost $2,076,394)	1,341,170
Nationwide Investor Destinations Conservative Fund - Service Class (IDCS)
184,534 shares (cost $1,892,545)	1,708,783
Nationwide Investor Destinations Moderate Fund - Service Class (IDMS)
753,450 shares (cost $7,561,983)	5,605,665
Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
470,675 shares (cost $4,716,880)	3,238,244
Nationwide Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
185,658 shares (cost $1,903,524)	1,568,808
Nationwide Large Cap Value Fund - Class A (PRLVA)
188,200 shares (cost $2,499,513)	1,413,382
Nationwide Mid Cap Market Index Fund - Class A (NMCIXA)
86,115 shares (cost $1,264,029)	758,673
Nationwide Money Market Fund - Prime (MMF)
11,061,836 shares (cost $11,061,836)	11,061,836
Nationwide Money Market Fund - Service Class (MMFR)
9,814,800 shares (cost $9,814,800)	9,814,800
Nationwide S&P 500 Index Fund - Service Class (NIXR)
270,107 shares (cost $2,969,743)	2,031,207
Nationwide Small Cap Index Fund - Class A (NSCIXA)
84,641 shares (cost $1,015,307)	639,041

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide Value Opportunities Fund - Class A (NVOA)
19,376 shares (cost $242,684)	$134,468
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
137,324 shares (cost $1,584,710)	946,165
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
13,380 shares (cost $133,531)	124,031
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
136,367 shares (cost $1,582,859)	1,153,668
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
207,022 shares (cost $2,480,531)	1,647,894
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
45,330 shares (cost $443,483)	401,173
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
22,093 shares (cost $221,681)	154,653
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
5,214 shares (cost $45,248)	33,367
Neuberger Berman Genesis Fund - Trust Class (NBGST)
311,688 shares (cost $14,260,202)	9,690,395
Neuberger Berman Guardian Fund - Investor Class (NBGF)
146,298 shares (cost $2,158,306)	1,405,926
Neuberger Berman Guardian Fund - Trust Class (NBGT)
16,245 shares (cost $208,654)	122,646
Neuberger Berman Partners Fund - Investor Class (PF)
159,982 shares (cost $4,259,664)	2,463,720
Neuberger Berman Partners Fund - Trust Class (NBPT)
16,441 shares (cost $372,024)	194,985
Neuberger Berman Short Duration Bond Fund - Investor Class (NLMB)
103,299 shares (cost $932,284)	748,915
Neuberger Berman Socially Responsive Fund - Trust Class (NBSRT)
80,271 shares (cost $1,387,389)	881,380
Oppenheimer Capital Appreciation Fund A (OCAF)
39,673 shares (cost $1,758,537)	1,103,315
Oppenheimer Champion Income Fund A (OCHI)
34,234 shares (cost $267,291)	58,197
Oppenheimer Global Fund A (OGF)
127,474 shares (cost $6,834,286)	4,879,690
Oppenheimer Strategic Income Fund A (OSI)
202,964 shares (cost $868,497)	702,256
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
209,612 shares (cost $6,840,311)	4,198,521
PIMCO Total Return Fund - Class A (PMTRA)
400,628 shares (cost $4,208,422)	4,062,364
Putnam International Equity Fund - Class A (PUIGA)
206 shares (cost $4,743)	3,124
Putnam Voyager Fund - Class A (PVF)
3,790 shares (cost $67,483)	46,045
Templeton Foreign Fund - Class A (TFF)
405,716 shares (cost $3,814,888)	1,801,380

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

The Dreyfus Premier Third Century Fund, Inc. - Class Z (DTC)
76,232 shares (cost $564,219)	$503,892
Van Kampen Growth and Income Fund - Class A (VKGIA)
136,246 shares (cost $2,891,691)	1,925,160
Van Kampen Mid Cap Growth Fund - Class A (VKGA)
48,418 shares (cost $1,341,118)	710,291
Van Kampen Real Estate Securities Fund - Class A (VKRES)
74,605 shares (cost $1,793,309)	837,064
Virtus Balanced Fund - Class A (PBF)
53,688 shares (cost $780,878)	544,398
Waddell & Reed Advisors Small Cap Fund - Class A (WRASCA)
21,352 shares (cost $297,310)	169,963
Wells Fargo Advantage Funds(R) - Common Stock Fund - Class Z (SCS)
181,389 shares (cost $3,665,583)	2,153,087
Wells Fargo Advantage Funds(R) - Growth Fund - Investor Class (SGR)
25,373 shares (cost $624,059)	437,424
Wells Fargo Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
57,531 shares (cost $1,253,705)	1,059,726
Wells Fargo Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI)
6,717 shares (cost $159,156)	98,544
Wells Fargo Advantage Funds(R) - Mid Cap Growth Fund - Class Z (WFMCGZ)
53,145 shares (cost $327,578)	172,189

Total Investments	197,672,675

Total Assets	197,672,675

Accounts Payable	15,228

$197,657,447

Contract Owners’ Equity:
Accumulation units	197,620,748
Contracts in payout (annuitization) period	36,699

Total Contract Owners’ Equity (note 5)	$197,657,447

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	PRSCA	ABBLI	IDF	ASCGI	TCG	ACIGA	IGF
Reinvested dividends	$4,222,758	7,454	4,059	-	-	22,969	27,413	67,022
Mortality and expense risk charges (note 2)	(3,450,334)	(31,797)	(1,591)	(58,916)	(4,366)	(85,441)	(22,751)	(53,772)

Net investment income (loss)	772,424	(24,343)	2,468	(58,916)	(4,366)	(62,472)	4,662	13,250

Proceeds from mutual fund shares sold	77,856,899	1,257,989	48,951	1,420,289	105,630	1,130,017	548,998	1,337,414
Cost of mutual fund shares sold	(83,988,103)	(1,796,184)	(55,406)	(860,014)	(131,570)	(1,359,687)	(613,156)	(1,347,381)

Realized gain (loss) on investments	(6,131,204)	(538,195)	(6,455)	560,275	(25,940)	(229,670)	(64,158)	(9,967)
Change in unrealized gain (loss) on investments	(109,483,436)	(879,507)	(51,432)	(3,310,524)	(164,456)	(2,652,831)	(722,265)	(1,669,810)

Net gain (loss) on investments	(115,614,640)	(1,417,702)	(57,887)	(2,750,249)	(190,396)	(2,882,501)	(786,423)	(1,679,777)

Reinvested capital gains	5,860,598	-	-	-	12,925	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,981,618)	(1,442,045)	(55,419)	(2,809,165)	(181,837)	(2,944,973)	(781,761)	(1,666,527)

Investment Activity:	TCIGA	TCIGR	BSTG	TCUL	ACVI4	WPGF	WPEG	DBF
Reinvested dividends	$1,841	14,105	91,015	29,158	18,024	63,406	14,553	36,397
Mortality and expense risk charges (note 2)	(2,236)	(14,777)	(31,886)	(105,875)	(34,474)	(11,457)	(26,169)	(5,541)

Net investment income (loss)	(395)	(672)	59,129	(76,717)	(16,450)	51,949	(11,616)	30,856

Proceeds from mutual fund shares sold	109,128	218,672	1,056,697	1,807,463	1,301,734	270,842	675,461	255,426
Cost of mutual fund shares sold	(75,431)	(147,492)	(1,050,501)	(2,606,910)	(1,267,347)	(265,382)	(466,721)	(287,405)

Realized gain (loss) on investments	33,697	71,180	6,196	(799,447)	34,387	5,460	208,740	(31,979)
Change in unrealized gain (loss) on investments	(145,228)	(717,747)	20,162	(3,509,296)	(1,851,031)	(68,749)	(1,109,321)	(116,496)

Net gain (loss) on investments	(111,531)	(646,567)	26,358	(4,308,743)	(1,816,644)	(63,289)	(900,581)	(148,475)

Reinvested capital gains	828	4,936	-	-	265,753	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(111,098)	(642,303)	85,487	(4,385,460)	(1,567,341)	(11,340)	(912,197)	(117,619)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	DBP	DAF	DEL	DPITIA	DPBOZ	DSPI	EIG	FEQIF
Reinvested dividends	$51,905	58,288	30	51,008	30,943	212,740	12,555	3,069
Mortality and expense risk charges (note 2)	(9,128)	(42,605)	(115)	(13,577)	(17,342)	(157,395)	(9,964)	(1,265)

Net investment income (loss)	42,777	15,683	(85)	37,431	13,601	55,345	2,591	1,804

Proceeds from mutual fund shares sold	2,180,119	849,388	115	218,248	656,433	3,112,725	141,264	34,938
Cost of mutual fund shares sold	(2,308,780)	(769,279)	(224)	(231,504)	(795,437)	(3,006,691)	(161,221)	(47,752)

Realized gain (loss) on investments	(128,661)	80,109	(109)	(13,256)	(139,004)	106,034	(19,957)	(12,814)
Change in unrealized gain (loss) on investments	75,028	(1,499,417)	(5,134)	(149,482)	(298,450)	(5,600,091)	(316,810)	(32,149)

Net gain (loss) on investments	(53,633)	(1,419,308)	(5,243)	(162,738)	(437,454)	(5,494,057)	(336,767)	(44,963)

Reinvested capital gains	-	99,228	784	-	-	-	13,366	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,856)	(1,304,397)	(4,544)	(125,307)	(423,853)	(5,438,712)	(320,810)	(43,159)

Investment Activity:	FHYT	FIIF	FBDF	FABA	FAB	FAEGA	FAEIA	FAEI
Reinvested dividends	$141,350	40,208	127,284	8,368	19,867	1,124	47,238	33,596
Mortality and expense risk charges (note 2)	(20,343)	(9,045)	(25,323)	(4,855)	(15,061)	(11,998)	(38,571)	(36,641)

Net investment income (loss)	121,007	31,163	101,961	3,513	4,806	(10,874)	8,667	(3,045)

Proceeds from mutual fund shares sold	580,387	159,753	725,720	91,710	228,842	339,339	726,209	714,144
Cost of mutual fund shares sold	(656,998)	(169,869)	(805,316)	(97,018)	(235,127)	(287,447)	(821,422)	(741,117)

Realized gain (loss) on investments	(76,611)	(10,116)	(79,596)	(5,308)	(6,285)	51,892	(95,213)	(26,973)
Change in unrealized gain (loss) on investments	(558,208)	(88,389)	(247,357)	(158,221)	(440,565)	(652,322)	(1,592,183)	(1,421,143)

Net gain (loss) on investments	(634,819)	(98,505)	(326,953)	(163,529)	(446,850)	(600,430)	(1,687,396)	(1,448,116)

Reinvested capital gains	-	-	-	1,515	4,036	286	49,760	44,281

Net increase (decrease) in contract owners’ equity resulting from operations	$(513,812)	(67,342)	(224,992)	(158,501)	(438,008)	(611,018)	(1,628,969)	(1,406,880)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FAGOA	FAGO	FAHY	FAOA	FAM	FCI	FEI	FMG
Reinvested dividends	$-	-	77,234	165	54,979	25,839	154,417	15,532
Mortality and expense risk charges (note 2)	(6,052)	(33,424)	(13,053)	(184)	(24,913)	(4,481)	(94,432)	(140,664)

Net investment income (loss)	(6,052)	(33,424)	64,181	(19)	30,066	21,358	59,985	(125,132)

Proceeds from mutual fund shares sold	215,065	1,054,534	405,900	3,103	322,534	22,740	1,191,394	2,250,679
Cost of mutual fund shares sold	(224,508)	(799,994)	(460,762)	(2,768)	(335,737)	(26,601)	(1,196,255)	(4,198,953)

Realized gain (loss) on investments	(9,443)	254,540	(54,862)	335	(13,203)	(3,861)	(4,861)	(1,948,274)
Change in unrealized gain (loss) on investments	(342,123)	(2,119,132)	(479,217)	(8,349)	(634,530)	(141,199)	(3,900,065)	(5,106,908)

Net gain (loss) on investments	(351,566)	(1,864,592)	(534,079)	(8,014)	(647,733)	(145,060)	(3,904,926)	(7,055,182)

Reinvested capital gains	-	-	-	-	1,290	-	140,544	423,180

Net increase (decrease) in contract owners’ equity resulting from operations	$(357,618)	(1,898,016)	(469,898)	(8,033)	(616,377)	(123,702)	(3,704,397)	(6,757,134)

Investment Activity:	FPR	FHIP	FO2R	TMSF	FSCG	TIF3	FRBSI	JABR
Reinvested dividends	$185,080	1,941	66,528	67,646	-	89,938	49,261	27,344
Mortality and expense risk charges (note 2)	(86,532)	(279)	(34,615)	(93,374)	(16,926)	(44,827)	(42,478)	(14,520)

Net investment income (loss)	98,548	1,662	31,913	(25,728)	(16,926)	45,111	6,783	12,824

Proceeds from mutual fund shares sold	1,622,395	296	778,314	1,916,010	423,044	737,745	876,746	298,899
Cost of mutual fund shares sold	(1,789,038)	(300)	(906,130)	(2,016,279)	(473,297)	(689,830)	(1,015,993)	(298,715)

Realized gain (loss) on investments	(166,643)	(4)	(127,816)	(100,269)	(50,253)	47,915	(139,247)	184
Change in unrealized gain (loss) on investments	(2,213,651)	(7,686)	(1,838,720)	(3,422,910)	(680,885)	(2,214,276)	(1,470,850)	(295,964)

Net gain (loss) on investments	(2,380,294)	(7,690)	(1,966,536)	(3,523,179)	(731,138)	(2,166,361)	(1,610,097)	(295,780)

Reinvested capital gains	5,626	-	349,329	69,165	2,810	347,186	73,625	48,332

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,276,120)	(6,028)	(1,585,294)	(3,479,742)	(745,254)	(1,774,064)	(1,529,689)	(234,624)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	JAIGR	JAWGR	JF	JTF	JWF	LSC	MSI	NBF
Reinvested dividends	$2,283	2,097	32,383	2,663	29,105	-	58,289	69,664
Mortality and expense risk charges (note 2)	(821)	(4,349)	(71,186)	(277,181)	(47,035)	(24,044)	(10,146)	(18,099)

Net investment income (loss)	1,462	(2,252)	(38,803)	(274,518)	(17,930)	(24,044)	48,143	51,565

Proceeds from mutual fund shares sold	1,857	54,772	1,509,781	5,070,959	1,105,602	408,639	236,031	345,213
Cost of mutual fund shares sold	(921)	(44,998)	(1,924,561)	(5,965,777)	(1,425,602)	(805,661)	(261,168)	(363,037)

Realized gain (loss) on investments	936	9,774	(414,780)	(894,818)	(320,000)	(397,022)	(25,137)	(17,824)
Change in unrealized gain (loss) on investments	(46,951)	(213,704)	(2,222,111)	(9,219,863)	(1,666,940)	(363,225)	(125,039)	(117,981)

Net gain (loss) on investments	(46,015)	(203,930)	(2,636,891)	(10,114,681)	(1,986,940)	(760,247)	(150,176)	(135,805)

Reinvested capital gains	4,942	-	-	-	-	-	-	810

Net increase (decrease) in contract owners’ equity resulting from operations	$(39,611)	(206,182)	(2,675,694)	(10,389,199)	(2,004,870)	(784,291)	(102,033)	(83,430)

Investment Activity:	NBIXA	NF	NGBF	NGFA	NGF	NIIXA	IDAS	IDCS
Reinvested dividends	$14,179	50,742	162,219	675	1,869	611	33,964	60,276
Mortality and expense risk charges (note 2)	(4,094)	(45,456)	(47,237)	(5,239)	(6,766)	(233)	(20,056)	(22,782)

Net investment income (loss)	10,085	5,286	114,982	(4,564)	(4,897)	378	13,908	37,494

Proceeds from mutual fund shares sold	219,771	784,441	1,525,349	88,956	116,068	934	354,171	955,404
Cost of mutual fund shares sold	(221,753)	(956,997)	(1,523,619)	(83,720)	(97,989)	(956)	(308,952)	(979,105)

Realized gain (loss) on investments	(1,982)	(172,556)	1,730	5,236	18,079	(22)	45,219	(23,701)
Change in unrealized gain (loss) on investments	477	(1,592,960)	102,907	(202,523)	(270,352)	(12,124)	(925,922)	(184,148)

Net gain (loss) on investments	(1,505)	(1,765,516)	104,637	(197,287)	(252,273)	(12,146)	(880,703)	(207,849)

Reinvested capital gains	-	623	23,764	-	-	1,288	97,502	23,959

Net increase (decrease) in contract owners’ equity resulting from operations	$8,580	(1,759,607)	243,383	(201,851)	(257,170)	(10,480)	(769,293)	(146,396)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	IDMS	IDMAS	IDMCS	PRLVA	NMCIXA	MMF	MMFR	NIXR
Reinvested dividends	$173,366	93,129	55,293	29,646	9,063	241,248	167,562	47,620
Mortality and expense risk charges (note 2)	(81,827)	(49,473)	(23,374)	(24,513)	(13,302)	(152,063)	(93,801)	(36,159)

Net investment income (loss)	91,539	43,656	31,919	5,133	(4,239)	89,185	73,761	11,461

Proceeds from mutual fund shares sold	1,263,458	531,319	1,075,080	558,366	486,695	6,299,854	3,398,896	882,595
Cost of mutual fund shares sold	(1,263,689)	(502,937)	(1,103,478)	(742,034)	(538,307)	(6,299,854)	(3,398,896)	(845,759)

Realized gain (loss) on investments	(231)	28,382	(28,398)	(183,668)	(51,612)	-	-	36,836
Change in unrealized gain (loss) on investments	(2,424,690)	(1,853,507)	(380,535)	(623,066)	(479,465)	-	-	(1,359,237)

Net gain (loss) on investments	(2,424,921)	(1,825,125)	(408,933)	(806,734)	(531,077)	-	-	(1,322,401)

Reinvested capital gains	482,805	241,591	42,033	-	41,501	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,850,577)	(1,539,878)	(334,981)	(801,601)	(493,815)	89,185	73,761	(1,310,940)

Investment Activity:	NSCIXA	NVOA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF
Reinvested dividends	$5,792	404	28,944	4,101	38,608	47,538	8,499	5,342
Mortality and expense risk charges (note 2)	(9,374)	(2,005)	(17,409)	(1,542)	(18,050)	(24,667)	(3,354)	(2,347)

Net investment income (loss)	(3,582)	(1,601)	11,535	2,559	20,558	22,871	5,145	2,995

Proceeds from mutual fund shares sold	225,171	52,226	588,799	75,869	426,909	302,006	113,908	42,481
Cost of mutual fund shares sold	(290,233)	(91,801)	(693,678)	(78,622)	(483,574)	(310,783)	(119,041)	(46,916)

Realized gain (loss) on investments	(65,062)	(39,575)	(104,879)	(2,753)	(56,665)	(8,777)	(5,133)	(4,435)
Change in unrealized gain (loss) on investments	(282,473)	(41,932)	(674,715)	(9,145)	(478,418)	(911,991)	(41,615)	(76,496)

Net gain (loss) on investments	(347,535)	(81,507)	(779,594)	(11,898)	(535,083)	(920,768)	(46,748)	(80,931)

Reinvested capital gains	10,839	-	210,223	1,853	126,464	194,940	10,130	21,679

Net increase (decrease) in contract owners’ equity resulting from operations	$(340,278)	(83,108)	(557,836)	(7,486)	(388,061)	(702,957)	(31,473)	(56,257)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVMIG6	NBGST	NBGF	NBGT	PF	NBPT	NLMB	NBSRT
Reinvested dividends	$-	-	7,945	652	13,283	951	49,117	5,998
Mortality and expense risk charges (note 2)	(143)	(176,511)	(26,391)	(2,215)	(57,928)	(3,812)	(12,352)	(14,773)

Net investment income (loss)	(143)	(176,511)	(18,446)	(1,563)	(44,645)	(2,861)	36,765	(8,775)

Proceeds from mutual fund shares sold	5,293	2,945,907	250,172	87,552	908,042	50,349	228,905	636,390
Cost of mutual fund shares sold	(7,665)	(2,555,424)	(253,038)	(70,036)	(613,126)	(57,639)	(260,494)	(618,721)

Realized gain (loss) on investments	(2,372)	390,483	(2,866)	17,516	294,916	(7,290)	(31,589)	17,669
Change in unrealized gain (loss) on investments	(11,882)	(5,916,797)	(1,063,177)	(112,896)	(3,169,862)	(222,206)	(173,920)	(626,701)

Net gain (loss) on investments	(14,254)	(5,526,314)	(1,066,043)	(95,380)	(2,874,946)	(229,496)	(205,509)	(609,032)

Reinvested capital gains	-	557,356	164,751	14,338	39,242	3,114	-	13,460

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,397)	(5,145,469)	(919,738)	(82,605)	(2,880,349)	(229,243)	(168,744)	(604,347)

Investment Activity:	OCAF	OCHI	OGF	OSI	OVGS4	PMTRA	PUIGA	PVF
Reinvested dividends	$-	17,132	107,623	49,601	80,652	180,115	-	-
Mortality and expense risk charges (note 2)	(20,272)	(2,221)	(98,099)	(10,341)	(75,926)	(44,142)	(63)	(683)

Net investment income (loss)	(20,272)	14,911	9,524	39,260	4,726	135,973	(63)	(683)

Proceeds from mutual fund shares sold	402,331	38,950	1,700,952	219,491	1,572,113	780,398	65	9,758
Cost of mutual fund shares sold	(383,554)	(52,563)	(1,429,870)	(237,646)	(1,538,745)	(789,076)	(63)	(10,140)

Realized gain (loss) on investments	18,777	(13,613)	271,082	(18,155)	33,368	(8,678)	2	(382)
Change in unrealized gain (loss) on investments	(1,001,103)	(195,493)	(4,569,427)	(182,852)	(3,580,893)	(186,287)	(2,558)	(25,521)

Net gain (loss) on investments	(982,326)	(209,106)	(4,298,345)	(201,007)	(3,547,525)	(194,965)	(2,556)	(25,903)

Reinvested capital gains	-	-	359,050	-	448,284	187,616	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,002,598)	(194,195)	(3,929,771)	(161,747)	(3,094,515)	128,624	(2,619)	(26,586)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	TFF	DTC	VKGIA	VKGA	VKRES	PBF	WRASCA	SCS	SGR	STR	SGI	WFMCGZ

Reinvested dividends	$84,646	2,443	50,600	-	19,652	20,939	-	-	$-	-	1,342	-
Mortality and expense risk charges (note 2)	(38,232)	(9,110)	(30,017)	(13,696)	(15,136)	(9,659)	(2,694)	(40,601)	(6,693)	(20,601)	(1,802)	(3,206)

Net investment income (loss)	46,414	(6,667)	20,583	(13,696)	4,516	11,280	(2,694)	(40,601)	(6,693)	(20,601)	(460)	(3,206)

Proceeds from mutual fund shares sold	935,599	119,821	613,244	538,424	460,624	192,687	35,887	1,041,260	158,911	221,965	31,691	145,095
Cost of mutual fund shares sold	(1,027,032)	(118,329)	(650,557)	(619,497)	(793,588)	(228,422)	(48,865)	(1,419,589)	(146,326)	(165,716)	(35,649)	(181,366)

Realized gain (loss) on investments	(91,433)	1,492	(37,313)	(81,073)	(332,964)	(35,735)	(12,978)	(378,329)	12,585	56,249	(3,958)	(36,271)
Change in unrealized gain (loss) on investments	(2,290,112)	(282,633)	(1,004,102)	(650,046)	(294,604)	(204,180)	(92,403)	(891,520)	(276,002)	(779,686)	(64,744)	(104,196)

Net gain (loss) on investments	(2,381,545)	(281,141)	(1,041,415)	(731,119)	(627,568)	(239,915)	(105,381)	(1,269,849)	(263,417)	(723,437)	(68,702)	(140,467)

Reinvested capital gains	537,210	-	-	7,698	29,056	2,799	893	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,797,921)	(287,808)	(1,020,832)	(737,117)	(593,996)	(225,836)	(107,182)	(1,310,450)	$(270,110)	(744,038)	(69,162)	(143,673)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		PRSCA		ABBLI		IDF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$772,424	1,135,547	(24,343)	(37,620)	2,468	2,120	(58,916)	(86,459)
Realized gain (loss) on investments	(6,131,204)	7,332,993	(538,195)	522,485	(6,455)	7,686	560,275	631,783
Change in unrealized gain (loss) on investments	(109,483,436)	1,624,475	(879,507)	(1,574,727)	(51,432)	(7,136)	(3,310,524)	155,189
Reinvested capital gains	5,860,598	19,775,803	-	814,715	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,981,618)	29,868,818	(1,442,045)	(275,147)	(55,419)	2,670	(2,809,165)	700,513

Equity transactions:
Purchase payments received from contract owners (note 3)	17,989,902	26,350,704	167,249	277,483	587	672	267,224	380,090
Transfers between funds	-	-	(467,476)	(953,541)	3,506	(53,893)	(476,483)	350,269
Redemptions (note 3)	(52,698,824)	(69,534,612)	(547,751)	(896,990)	(39,966)	(15,041)	(902,212)	(1,149,363)
Annuity benefits	(12,044)	(11,771)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(274,038)	(308,725)	(2,604)	(3,854)	-	-	(5,392)	(6,713)
Contingent deferred sales charges (note 2)	(166,416)	(238,776)	(737)	(1,825)	(67)	(89)	(1,355)	(4,036)
Adjustments to maintain reserves	(12,949)	(11,581)	51	(155)	(16)	-	(27)	(59)

Net equity transactions	(35,174,369)	(43,754,761)	(851,268)	(1,578,882)	(35,956)	(68,351)	(1,118,245)	(429,812)

Net change in contract owners’ equity	(144,155,987)	(13,885,943)	(2,293,313)	(1,854,029)	(91,375)	(65,681)	(3,927,410)	270,701
Contract owners’ equity beginning of period	341,813,434	355,699,377	3,800,681	5,654,710	159,689	225,370	6,784,597	6,513,896

Contract owners’ equity end of period	$197,657,447	341,813,434	1,507,368	3,800,681	68,314	159,689	2,857,187	6,784,597

CHANGES IN UNITS:
Beginning units	17,069,103	18,895,154	158,170	216,630	14,079	20,074	581,092	618,013
Units purchased	3,609,312	3,908,575	26,723	41,579	1,086	267	56,204	91,381
Units redeemed	(5,394,575)	(5,734,626)	(68,949)	(100,039)	(5,195)	(6,262)	(170,948)	(128,302)

Ending units	15,283,840	17,069,103	115,944	158,170	9,970	14,079	466,348	581,092

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ASCGI		TCG		ACIGA		IGF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,366)	(5,900)	(62,472)	(93,723)	4,662	715	13,250	6,971
Realized gain (loss) on investments	(25,940)	5,313	(229,670)	(729,956)	(64,158)	83,098	(9,967)	117,465
Change in unrealized gain (loss) on investments	(164,456)	(9,150)	(2,652,831)	2,091,226	(722,265)	(437,768)	(1,669,810)	(848,845)
Reinvested capital gains	12,925	52,919	-	-	-	301,221	-	669,840

Net increase (decrease) in contract owners’ equity resulting from operations	(181,837)	43,182	(2,944,973)	1,267,547	(781,761)	(52,734)	(1,666,527)	(54,569)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,131	13,653	254,761	283,864	118,935	310,183	237,340	305,613
Transfers between funds	(35,704)	86,302	205,964	(6,084)	(93,620)	(25,020)	(315,383)	(123,705)
Redemptions (note 3)	(34,683)	(114,101)	(998,088)	(1,641,910)	(439,166)	(382,402)	(1,087,713)	(1,315,486)
Annuity benefits	-	-	(11,734)	(11,372)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8,048)	(8,844)	-	-	(7,180)	(8,706)
Contingent deferred sales charges (note 2)	(406)	(1,563)	(2,000)	(3,267)	(1,735)	(3,732)	(327)	(2,520)
Adjustments to maintain reserves	(24)	26	5,207	(13,438)	(61)	(31)	(16)	5

Net equity transactions	(52,686)	(15,683)	(553,938)	(1,401,051)	(415,647)	(101,002)	(1,173,279)	(1,144,799)

Net change in contract owners’ equity	(234,523)	27,499	(3,498,911)	(133,504)	(1,197,408)	(153,736)	(2,839,806)	(1,199,368)
Contract owners’ equity beginning of period	501,565	474,066	7,962,206	8,095,710	2,530,492	2,684,228	5,546,451	6,745,819

Contract owners’ equity end of period	$267,042	501,565	4,463,295	7,962,206	1,333,084	2,530,492	2,706,645	5,546,451

CHANGES IN UNITS:
Beginning units	44,612	46,426	179,759	221,404	236,674	246,562	253,051	302,858
Units purchased	5,355	14,488	56,847	26,718	18,556	48,177	15,018	25,273
Units redeemed	(10,734)	(16,302)	(35,391)	(68,363)	(61,461)	(58,065)	(76,521)	(75,080)

Ending units	39,233	44,612	201,215	179,759	193,769	236,674	191,548	253,051

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TCIGA		TCIGR		BSTG		TCUL

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(395)	(2,551)	(672)	(12,061)	59,129	88,050	(76,717)	(145,206)
Realized gain (loss) on investments	33,697	24,494	71,180	178,030	6,196	(32,283)	(799,447)	(501,586)
Change in unrealized gain (loss) on investments	(145,228)	9,997	(717,747)	(10,612)	20,162	78,165	(3,509,296)	(55,209)
Reinvested capital gains	828	16,399	4,936	77,194	-	-	-	2,772,086

Net increase (decrease) in contract owners’ equity resulting from operations	(111,098)	48,339	(642,303)	232,551	85,487	133,932	(4,385,460)	2,070,085

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(8)	112,689	312,314	291,731	489,070
Transfers between funds	(88,382)	(16,687)	(69,010)	(23,258)	579,311	(243,021)	(378,541)	(899,590)
Redemptions (note 3)	(18,453)	(37,772)	(133,195)	(318,846)	(838,108)	(373,611)	(1,500,578)	(2,228,309)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,678)	(2,068)	(1,995)	(1,946)	(11,362)	(13,505)
Contingent deferred sales charges (note 2)	(35)	(545)	(13)	(364)	(5,725)	(1,153)	(1,183)	(6,929)
Adjustments to maintain reserves	(33)	(4)	3	(37)	(3,207)	4,061	(28)	(61)

Net equity transactions	(106,903)	(55,008)	(203,893)	(344,581)	(157,035)	(303,356)	(1,599,961)	(2,659,324)

Net change in contract owners’ equity	(218,001)	(6,669)	(846,196)	(112,030)	(71,548)	(169,424)	(5,985,421)	(589,239)
Contract owners’ equity beginning of period	323,828	330,497	1,529,948	1,641,978	2,564,396	2,733,820	11,452,579	12,041,818

Contract owners’ equity end of period	$105,827	323,828	683,752	1,529,948	2,492,848	2,564,396	5,467,158	11,452,579

CHANGES IN UNITS:
Beginning units	28,857	34,049	47,089	58,486	140,799	158,143	630,015	791,122
Units purchased	-	-	-	-	61,392	58,270	28,384	48,968
Units redeemed	(11,304)	(5,192)	(8,171)	(11,397)	(69,211)	(75,614)	(125,980)	(210,075)

Ending units	17,553	28,857	38,918	47,089	132,980	140,799	532,419	630,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVI4		WPGF		WPEG		DBF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(16,450)	(24,847)	51,949	31,004	(11,616)	(38,659)	30,856	31,652
Realized gain (loss) on investments	34,387	178,952	5,460	(13,000)	208,740	78,624	(31,979)	47
Change in unrealized gain (loss) on investments	(1,851,031)	263,659	(68,749)	23,418	(1,109,321)	253,625	(116,496)	(30,072)
Reinvested capital gains	265,753	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,567,341)	417,764	(11,340)	41,422	(912,197)	293,590	(117,619)	1,627

Equity transactions:
Purchase payments received from contract owners (note 3)	315,744	438,971	47,893	53,830	103,133	139,768	11,716	25,950
Transfers between funds	(369,226)	1,277,960	287,029	105,323	(161,570)	(231,175)	155,510	(32,957)
Redemptions (note 3)	(560,806)	(519,266)	(174,839)	(208,572)	(506,009)	(601,387)	(59,408)	(53,308)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,784)	(1,656)	(1,068)	(873)	(2,706)	(3,444)	(625)	(574)
Contingent deferred sales charges (note 2)	(4,205)	(5,506)	(95)	(997)	(213)	(883)	-	-
Adjustments to maintain reserves	(14)	(64)	(14)	(23)	(26)	(5)	138	19

Net equity transactions	(620,291)	1,190,439	158,906	(51,312)	(567,391)	(697,126)	107,331	(60,870)

Net change in contract owners’ equity	(2,187,632)	1,608,203	147,566	(9,890)	(1,479,588)	(403,536)	(10,288)	(59,243)
Contract owners’ equity beginning of period	3,823,715	2,215,512	720,482	730,372	2,727,762	3,131,298	394,832	454,075

Contract owners’ equity end of period	$1,636,083	3,823,715	868,048	720,482	1,248,174	2,727,762	384,544	394,832

CHANGES IN UNITS:
Beginning units	211,966	142,961	46,017	49,753	158,338	200,167	23,032	26,667
Units purchased	60,631	122,456	29,624	18,103	10,255	12,528	23,403	6,937
Units redeemed	(105,867)	(53,451)	(19,893)	(21,839)	(49,844)	(54,357)	(15,627)	(10,572)

Ending units	166,730	211,966	55,748	46,017	118,749	158,338	30,808	23,032

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DBP		DAF		DEL		DPITIA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$42,777	74,792	15,683	3,273	(85)	(228)	37,431	-
Realized gain (loss) on investments	(128,661)	(5,216)	80,109	348,927	(109)	(1,129)	(13,256)	-
Change in unrealized gain (loss) on investments	75,028	(25,322)	(1,499,417)	(238,338)	(5,134)	(2,003)	(149,482)	-
Reinvested capital gains	-	-	99,228	122,655	784	2,015	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,856)	44,254	(1,304,397)	236,517	(4,544)	(1,345)	(125,307)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	41,529	113,200	228,600	285,119	-	-	58,919	-
Transfers between funds	(1,767,659)	45,305	(312,834)	(366,333)	-	-	1,808,432	-
Redemptions (note 3)	(254,653)	(486,646)	(592,730)	(781,168)	-	(9,933)	(149,051)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,059)	(2,534)	(2,798)	(3,414)	-	-	(1,283)	-
Contingent deferred sales charges (note 2)	(428)	(398)	(3,086)	(3,517)	-	-	(9)	-
Adjustments to maintain reserves	(19)	24	(10)	(54)	(2)	(15)	(8,378)	-

Net equity transactions	(1,982,289)	(331,049)	(682,858)	(869,367)	(2)	(9,948)	1,708,630	-

Net change in contract owners’ equity	(1,993,145)	(286,795)	(1,987,255)	(632,850)	(4,546)	(11,293)	1,583,323	-
Contract owners’ equity beginning of period	1,993,145	2,279,940	4,412,754	5,045,604	11,325	22,618	-	-

Contract owners’ equity end of period	$-	1,993,145	2,425,499	4,412,754	6,779	11,325	1,583,323	-

CHANGES IN UNITS:
Beginning units	124,170	145,007	338,727	405,513	1,006	1,754	-	-
Units purchased	13,557	20,380	23,220	39,556	-	-	195,582	-
Units redeemed	(137,727)	(41,217)	(80,409)	(106,342)	-	(748)	(24,562)	-

Ending units	-	124,170	281,538	338,727	1,006	1,006	171,020	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DPBOZ		DSPI		EIG		FEQIF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$13,601	15,455	55,345	24,635	2,591	2,107	1,804	1,857
Realized gain (loss) on investments	(139,004)	16,543	106,034	200,490	(19,957)	20,254	(12,814)	16,443
Change in unrealized gain (loss) on investments	(298,450)	(235,757)	(5,600,091)	465,771	(316,810)	(81,271)	(32,149)	(19,771)
Reinvested capital gains	-	268,917	-	1,765	13,366	76,290	-	4,100

Net increase (decrease) in contract owners’ equity resulting from operations	(423,853)	65,158	(5,438,712)	692,661	(320,810)	17,380	(43,159)	2,629

Equity transactions:
Purchase payments received from contract owners (note 3)	196,450	98,684	910,422	1,222,358	41,598	72,634	921	503
Transfers between funds	(181,276)	27,168	(776,382)	(829,744)	14,238	62,587	(16,785)	(44,743)
Redemptions (note 3)	(468,237)	(249,073)	(2,511,875)	(3,402,528)	(88,275)	(194,198)	(3,528)	(5,500)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,161)	(1,266)	(20,706)	(23,993)	(1,148)	(1,312)	-	-
Contingent deferred sales charges (note 2)	(267)	(1,365)	(1,377)	(4,500)	(131)	(507)	-	(32)
Adjustments to maintain reserves	(64)	203	2	(65)	(1)	3	(18)	(6)

Net equity transactions	(454,555)	(125,649)	(2,399,916)	(3,038,472)	(33,719)	(60,793)	(19,410)	(49,778)

Net change in contract owners’ equity	(878,408)	(60,491)	(7,838,628)	(2,345,811)	(354,529)	(43,413)	(62,569)	(47,149)
Contract owners’ equity beginning of period	1,822,757	1,883,248	16,047,578	18,393,389	949,513	992,926	136,821	183,970

Contract owners’ equity end of period	$944,349	1,822,757	8,208,950	16,047,578	594,984	949,513	74,252	136,821

CHANGES IN UNITS:
Beginning units	164,480	176,376	472,197	560,996	33,367	35,468	13,221	17,923
Units purchased	21,447	17,509	57,611	64,979	5,047	8,324	1,704	48
Units redeemed	(66,333)	(29,405)	(139,600)	(153,778)	(5,932)	(10,425)	(4,499)	(4,750)

Ending units	119,594	164,480	390,208	472,197	32,482	33,367	10,426	13,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHYT		FIIF		FBDF		FABA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$121,007	135,685	31,163	28,870	101,961	88,677	3,513	3,375
Realized gain (loss) on investments	(76,611)	(3,794)	(10,116)	(6,694)	(79,596)	(15,851)	(5,308)	24,261
Change in unrealized gain (loss) on investments	(558,208)	(80,035)	(88,389)	11,593	(247,357)	4,974	(158,221)	(26,386)
Reinvested capital gains	-	-	-	-	-	-	1,515	40,136

Net increase (decrease) in contract owners’ equity resulting from operations	(513,812)	51,856	(67,342)	33,769	(224,992)	77,800	(158,501)	41,386

Equity transactions:
Purchase payments received from contract owners (note 3)	107,878	184,639	54,417	135,209	107,786	161,927	18,585	11,328
Transfers between funds	261,258	(505,327)	(15,324)	72,362	131,159	277,204	(26,804)	39,781
Redemptions (note 3)	(278,298)	(443,074)	(89,037)	(168,530)	(568,072)	(464,174)	(59,264)	(133,210)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,243)	(1,606)	-	-	(2,049)	(1,944)	-	-
Contingent deferred sales charges (note 2)	(1,112)	(863)	(1,336)	(714)	(3,738)	(531)	(192)	(1,427)
Adjustments to maintain reserves	(220)	(39)	(83)	2	8	(81)	3	(37)

Net equity transactions	88,263	(766,270)	(51,363)	38,329	(334,906)	(27,599)	(67,672)	(83,565)

Net change in contract owners’ equity	(425,549)	(714,414)	(118,705)	72,098	(559,898)	50,201	(226,173)	(42,179)
Contract owners’ equity beginning of period	1,793,190	2,507,604	797,935	725,837	2,225,704	2,175,503	523,426	565,605

Contract owners’ equity end of period	$1,367,641	1,793,190	679,230	797,935	1,665,806	2,225,704	297,253	523,426

CHANGES IN UNITS:
Beginning units	136,346	194,727	57,926	54,941	138,311	139,144	42,101	48,763
Units purchased	62,413	74,546	8,545	24,064	28,915	41,255	3,179	4,525
Units redeemed	(52,262)	(132,927)	(12,536)	(21,079)	(50,805)	(42,088)	(9,754)	(11,187)

Ending units	146,497	136,346	53,935	57,926	116,421	138,311	35,526	42,101

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FAB		FAEGA		FAEIA		FAEI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,806	3,248	(10,874)	(13,241)	8,667	(3,373)	(3,045)	(21,313)
Realized gain (loss) on investments	(6,285)	18,742	51,892	70,859	(95,213)	210,627	(26,973)	372,231
Change in unrealized gain (loss) on investments	(440,565)	(40,614)	(652,322)	194,202	(1,592,183)	(508,785)	(1,421,143)	(637,618)
Reinvested capital gains	4,036	103,047	286	-	49,760	414,769	44,281	399,243

Net increase (decrease) in contract owners’ equity resulting from operations	(438,008)	84,423	(611,018)	251,820	(1,628,969)	113,238	(1,406,880)	112,543

Equity transactions:
Purchase payments received from contract owners (note 3)	100,362	128,248	123,301	155,830	244,300	483,048	216,540	300,602
Transfers between funds	(47,318)	27,027	(151,319)	188,776	(243,371)	(160,420)	(191,271)	(64,265)
Redemptions (note 3)	(165,736)	(107,138)	(110,217)	(88,004)	(467,003)	(595,248)	(578,941)	(1,071,773)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,747)	(1,646)	-	-	-	-	(4,414)	(5,467)
Contingent deferred sales charges (note 2)	(252)	(382)	(733)	(1,495)	(3,172)	(6,113)	(699)	(4,879)
Adjustments to maintain reserves	(5)	(11)	(40)	(28)	(50)	(80)	(27)	25

Net equity transactions	(114,696)	46,098	(139,008)	255,079	(469,296)	(278,813)	(558,812)	(845,757)

Net change in contract owners’ equity	(552,704)	130,521	(750,026)	506,899	(2,098,265)	(165,575)	(1,965,692)	(733,214)
Contract owners’ equity beginning of period	1,395,238	1,264,717	1,401,468	894,569	4,262,609	4,428,184	3,825,211	4,558,425

Contract owners’ equity end of period	$842,534	1,395,238	651,442	1,401,468	2,164,344	4,262,609	1,859,519	3,825,211

CHANGES IN UNITS:
Beginning units	76,411	73,978	157,844	125,406	269,954	286,632	152,824	185,763
Units purchased	7,522	12,432	35,448	69,274	30,407	47,771	12,130	17,476
Units redeemed	(15,206)	(9,999)	(53,148)	(36,836)	(66,267)	(64,449)	(37,896)	(50,415)

Ending units	68,727	76,411	140,144	157,844	234,094	269,954	127,058	152,824

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FAGOA		FAGO		FAHY		FAOA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(6,052)	(7,277)	(33,424)	(48,340)	64,181	94,934	(19)	17
Realized gain (loss) on investments	(9,443)	32,679	254,540	143,014	(54,862)	93,843	335	115
Change in unrealized gain (loss) on investments	(342,123)	90,174	(2,119,132)	593,713	(479,217)	(150,012)	(8,349)	1,189
Reinvested capital gains	-	-	-	-	-	-	-	1,410

Net increase (decrease) in contract owners’ equity resulting from operations	(357,618)	115,576	(1,898,016)	688,387	(469,898)	38,765	(8,033)	2,731

Equity transactions:
Purchase payments received from contract owners (note 3)	92,415	73,099	174,511	192,508	-	-	-	-
Transfers between funds	(46,890)	56,272	(296,825)	316,293	(131,876)	(295,400)	-	-
Redemptions (note 3)	(97,132)	(136,697)	(630,339)	(667,354)	(226,650)	(541,983)	(2,906)	(108)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(4,546)	(5,426)	(1,180)	(1,697)	-	-
Contingent deferred sales charges (note 2)	(1,088)	(2,189)	(416)	(1,177)	(299)	(2,455)	(3)	(5)
Adjustments to maintain reserves	(25)	(36)	(7)	(25)	(95)	(24)	(20)	1

Net equity transactions	(52,720)	(9,551)	(757,622)	(165,181)	(360,100)	(841,559)	(2,929)	(112)

Net change in contract owners’ equity	(410,338)	106,025	(2,655,638)	523,206	(829,998)	(802,794)	(10,962)	2,619
Contract owners’ equity beginning of period	682,838	576,813	3,998,681	3,475,475	1,442,388	2,245,182	20,229	17,610

Contract owners’ equity end of period	$272,500	682,838	1,343,043	3,998,681	612,390	1,442,388	9,267	20,229

CHANGES IN UNITS:
Beginning units	68,649	70,456	223,593	235,646	76,043	118,500	1,459	1,467
Units purchased	26,174	24,615	30,816	52,311	2,051	13,418	-	-
Units redeemed	(33,040)	(26,422)	(83,881)	(64,364)	(24,856)	(55,875)	(279)	(8)

Ending units	61,783	68,649	170,528	223,593	53,238	76,043	1,180	1,459

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FAM		FCI		FEI		FMG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$30,066	42,045	21,358	19,595	59,985	36,179	(125,132)	(132,967)
Realized gain (loss) on investments	(13,203)	55,136	(3,861)	(5,839)	(4,861)	516,280	(1,948,274)	(1,584,652)
Change in unrealized gain (loss) on investments	(634,530)	(121,428)	(141,199)	(3,031)	(3,900,065)	(998,260)	(5,106,908)	2,366,014
Reinvested capital gains	1,290	149,123	-	-	140,544	545,321	423,180	1,772,537

Net increase (decrease) in contract owners’ equity resulting from operations	(616,377)	124,876	(123,702)	10,725	(3,704,397)	99,520	(6,757,134)	2,420,932

Equity transactions:
Purchase payments received from contract owners (note 3)	92,482	122,311	-	-	375,432	508,703	482,190	584,194
Transfers between funds	(48,343)	(44,282)	(2,349)	-	(239,767)	(238,078)	(459,052)	(576,457)
Redemptions (note 3)	(283,274)	(481,402)	(15,308)	(75,628)	(928,969)	(2,221,831)	(1,872,482)	(3,339,207)
Annuity benefits	-	-	-	-	(310)	(399)	-	-
Contract maintenance charges (note 2)	(3,209)	(3,680)	(562)	(668)	(9,912)	(12,630)	(17,109)	(20,417)
Contingent deferred sales charges (note 2)	(521)	(597)	(39)	(48)	(437)	(2,385)	(802)	(4,015)
Adjustments to maintain reserves	10	(42)	33	(115)	66	182	(17)	(92)

Net equity transactions	(242,855)	(407,692)	(18,225)	(76,459)	(803,897)	(1,966,438)	(1,867,272)	(3,355,994)

Net change in contract owners’ equity	(859,232)	(282,816)	(141,927)	(65,734)	(4,508,294)	(1,866,918)	(8,624,406)	(935,062)
Contract owners’ equity beginning of period	2,271,357	2,554,173	393,334	459,068	9,313,056	11,179,974	14,750,208	15,685,270

Contract owners’ equity end of period	$1,412,125	2,271,357	251,407	393,334	4,804,762	9,313,056	6,125,802	14,750,208

CHANGES IN UNITS:
Beginning units	96,918	114,369	4,872	5,826	78,213	93,962	409,548	510,739
Units purchased	5,157	6,960	-	-	6,389	7,974	23,760	27,870
Units redeemed	(17,517)	(24,411)	(239)	(954)	(14,545)	(23,723)	(92,732)	(129,061)

Ending units	84,558	96,918	4,633	4,872	70,057	78,213	340,576	409,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FPR		FHIP		FO2R		TMSF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$98,548	132,259	1,662	1,641	31,913	57,079	(25,728)	122,685
Realized gain (loss) on investments	(166,643)	166,945	(4)	(36)	(127,816)	183,733	(100,269)	542,593
Change in unrealized gain (loss) on investments	(2,213,651)	(540,884)	(7,686)	(1,271)	(1,838,720)	(13,684)	(3,422,910)	(833,929)
Reinvested capital gains	5,626	684,869	-	-	349,329	197,910	69,165	327,418

Net increase (decrease) in contract owners’ equity resulting from operations	(2,276,120)	443,189	(6,028)	334	(1,585,294)	425,038	(3,479,742)	158,767

Equity transactions:
Purchase payments received from contract owners (note 3)	336,490	370,126	-	-	260,819	338,723	487,802	1,198,333
Transfers between funds	(308,042)	(13,981)	-	-	36,004	664,029	(683,682)	609,899
Redemptions (note 3)	(1,394,853)	(1,966,912)	-	-	(436,831)	(660,891)	(1,217,475)	(1,762,785)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8,712)	(9,565)	(16)	(16)	(1,579)	(1,560)	(4,954)	(5,874)
Contingent deferred sales charges (note 2)	(592)	(2,979)	-	-	(2,864)	(6,536)	(4,725)	(12,505)
Adjustments to maintain reserves	5	(1,006)	14	(14)	(61)	(47)	(29)	3

Net equity transactions	(1,375,704)	(1,624,317)	(2)	(30)	(144,512)	333,718	(1,423,063)	27,071

Net change in contract owners’ equity	(3,651,824)	(1,181,128)	(6,030)	304	(1,729,806)	758,756	(4,902,805)	185,838
Contract owners’ equity beginning of period	8,344,053	9,525,181	23,228	22,924	3,591,592	2,832,836	9,963,434	9,777,596

Contract owners’ equity end of period	$4,692,229	8,344,053	17,198	23,228	1,861,786	3,591,592	5,060,629	9,963,434

CHANGES IN UNITS:
Beginning units	239,711	286,741	872	873	206,096	188,000	515,438	511,413
Units purchased	15,309	18,275	-	-	52,049	96,602	50,716	138,919
Units redeemed	(62,221)	(65,305)	-	(1)	(65,318)	(78,506)	(137,041)	(134,894)

Ending units	192,799	239,711	872	872	192,827	206,096	429,113	515,438

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FSCG		TIF3		FRBSI		JABR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(16,926)	(26,482)	45,111	39,037	6,783	(12,293)	12,824	15,350
Realized gain (loss) on investments	(50,253)	227,519	47,915	348,877	(139,247)	193,879	184	71,941
Change in unrealized gain (loss) on investments	(680,885)	(280,852)	(2,214,276)	13,966	(1,470,850)	(825,034)	(295,964)	(71,849)
Reinvested capital gains	2,810	315,196	347,186	213,735	73,625	401,998	48,332	84,892

Net increase (decrease) in contract owners’ equity resulting from operations	(745,254)	235,381	(1,774,064)	615,615	(1,529,689)	(241,450)	(234,624)	100,334

Equity transactions:
Purchase payments received from contract owners (note 3)	101,429	109,319	388,959	791,643	252,109	644,183	59,682	42,445
Transfers between funds	(136,231)	(376,390)	(261,191)	45,605	(261,572)	64,263	350,313	(91,626)
Redemptions (note 3)	(265,699)	(387,976)	(469,262)	(1,096,541)	(360,987)	(595,466)	(116,289)	(180,457)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,566)	(2,713)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,007)	(2,973)	(952)	(5,001)	(4,997)	(5,459)	(1,132)	(1,971)
Adjustments to maintain reserves	(25)	(47)	(60)	(25)	(78)	(8)	15	(77)

Net equity transactions	(301,533)	(658,067)	(345,072)	(267,032)	(375,525)	107,513	292,589	(231,686)

Net change in contract owners’ equity	(1,046,787)	(422,686)	(2,119,136)	348,583	(1,905,214)	(133,937)	57,965	(131,352)
Contract owners’ equity beginning of period	1,969,995	2,392,681	4,573,075	4,224,492	4,507,348	4,641,285	1,134,521	1,265,873

Contract owners’ equity end of period	$923,208	1,969,995	2,453,939	4,573,075	2,602,134	4,507,348	1,192,486	1,134,521

CHANGES IN UNITS:
Beginning units	216,319	289,296	266,843	280,958	204,076	200,922	87,699	106,188
Units purchased	22,772	35,759	44,865	84,765	35,451	60,165	47,409	11,210
Units redeemed	(60,167)	(108,736)	(68,357)	(98,880)	(52,980)	(57,011)	(25,981)	(29,699)

Ending units	178,924	216,319	243,351	266,843	186,547	204,076	109,127	87,699

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGR		JAWGR		JF		JTF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,462	908	(2,252)	(5,430)	(38,803)	(61,312)	(274,518)	(253,899)
Realized gain (loss) on investments	936	1,991	9,774	28,005	(414,780)	(202,434)	(894,818)	(1,638,113)
Change in unrealized gain (loss) on investments	(46,951)	10,190	(213,704)	18,821	(2,222,111)	1,243,697	(9,219,863)	8,848,036
Reinvested capital gains	4,942	2,915	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,611)	16,004	(206,182)	41,396	(2,675,694)	979,951	(10,389,199)	6,956,024

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	293,626	406,451	827,314	963,584
Transfers between funds	-	-	(12,869)	(41,246)	(351,862)	(143,264)	444,325	509,256
Redemptions (note 3)	(1,024)	(2,848)	(37,470)	(43,152)	(1,208,658)	(1,328,738)	(4,107,445)	(4,659,705)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(9,084)	(10,994)	(30,989)	(31,689)
Contingent deferred sales charges (note 2)	-	(63)	(61)	(110)	(981)	(2,224)	(2,262)	(6,597)
Adjustments to maintain reserves	4	(39)	(21)	(40)	(79)	(51)	115	(112)

Net equity transactions	(1,020)	(2,950)	(50,421)	(84,548)	(1,277,038)	(1,078,820)	(2,868,942)	(3,225,263)

Net change in contract owners’ equity	(40,631)	13,054	(256,603)	(43,152)	(3,952,732)	(98,869)	(13,258,141)	3,730,761
Contract owners’ equity beginning of period	80,714	67,660	493,594	536,746	7,474,855	7,573,724	26,571,915	22,841,154

Contract owners’ equity end of period	$40,083	80,714	236,991	493,594	3,522,123	7,474,855	13,313,774	26,571,915

CHANGES IN UNITS:
Beginning units	4,431	4,626	59,906	70,080	442,645	516,839	763,202	878,681
Units purchased	-	-	-	-	26,853	39,841	178,550	113,796
Units redeemed	(63)	(195)	(7,274)	(10,174)	(126,635)	(114,035)	(239,063)	(229,275)

Ending units	4,368	4,431	52,632	59,906	342,863	442,645	702,689	763,202

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JWF		LSC		MSI		NBF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(17,930)	(47,341)	(24,044)	(34,212)	48,143	39,583	51,565	57,641
Realized gain (loss) on investments	(320,000)	(124,314)	(397,022)	(233,669)	(25,137)	(1,902)	(17,824)	(4,662)
Change in unrealized gain (loss) on investments	(1,666,940)	626,132	(363,225)	(259,802)	(125,039)	(18,310)	(117,981)	19,296
Reinvested capital gains	-	-	-	349,107	-	-	810	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,004,870)	454,477	(784,291)	(178,576)	(102,033)	19,371	(83,430)	72,275

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	198,203	260,054	64,206	43,705	79,792	105,758
Transfers between funds	(359,549)	(166,001)	(125,953)	(241,440)	(5,812)	49,300	41,574	(84,234)
Redemptions (note 3)	(692,474)	(880,303)	(175,144)	(454,546)	(140,763)	(146,541)	(237,882)	(416,002)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,369)	(8,465)	(2,501)	(2,967)	(958)	(893)	(2,160)	(2,187)
Contingent deferred sales charges (note 2)	(165)	(1,057)	(452)	(1,338)	(199)	(396)	(267)	(1,243)
Adjustments to maintain reserves	398	(30)	10	(78)	(39)	(8)	13	2

Net equity transactions	(1,058,159)	(1,055,856)	(105,837)	(440,315)	(83,565)	(54,833)	(118,930)	(397,906)

Net change in contract owners’ equity	(3,063,029)	(601,379)	(890,128)	(618,891)	(185,598)	(35,462)	(202,360)	(325,631)
Contract owners’ equity beginning of period	5,184,712	5,786,091	2,240,523	2,859,414	876,658	912,120	1,447,779	1,773,410

Contract owners’ equity end of period	$2,121,683	5,184,712	1,350,395	2,240,523	691,060	876,658	1,245,419	1,447,779

CHANGES IN UNITS:
Beginning units	284,148	340,387	118,811	139,652	62,675	66,662	34,015	47,041
Units purchased	-	-	23,974	18,026	12,311	9,176	5,265	5,560
Units redeemed	(73,122)	(56,239)	(31,854)	(38,867)	(18,221)	(13,163)	(9,505)	(18,586)

Ending units	211,026	284,148	110,931	118,811	56,765	62,675	29,775	34,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NBIXA		NF		NGBF		NGFA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$10,085	10,104	5,286	(11,446)	114,982	120,394	(4,564)	(4,896)
Realized gain (loss) on investments	(1,982)	(2,630)	(172,556)	(31,321)	1,730	(43,875)	5,236	29,119
Change in unrealized gain (loss) on investments	477	7,057	(1,592,960)	(396,555)	102,907	151,176	(202,523)	49,007
Reinvested capital gains	-	-	623	752,399	23,764	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,580	14,531	(1,759,607)	313,077	243,383	227,695	(201,851)	73,230

Equity transactions:
Purchase payments received from contract owners (note 3)	49,233	62,022	185,513	321,717	229,832	189,252	62,576	69,756
Transfers between funds	(30,732)	11,220	(167,746)	(87,497)	733,289	(95,098)	(10,177)	30,520
Redemptions (note 3)	(21,005)	(57,125)	(648,885)	(1,037,580)	(858,330)	(785,581)	(74,593)	(67,119)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(6,009)	(7,184)	(3,224)	(3,276)	(659)	(584)
Contingent deferred sales charges (note 2)	(313)	(728)	(1,551)	(2,281)	(1,707)	(4,942)	(639)	(518)
Adjustments to maintain reserves	27	(62)	(61)	10	162	368	(32)	59

Net equity transactions	(2,790)	15,327	(638,739)	(812,815)	100,022	(699,277)	(23,524)	32,114

Net change in contract owners’ equity	5,790	29,858	(2,398,346)	(499,738)	343,405	(471,582)	(225,375)	105,344
Contract owners’ equity beginning of period	324,184	294,326	4,648,533	5,148,271	3,709,572	4,181,154	532,049	426,705

Contract owners’ equity end of period	$329,974	324,184	2,250,187	4,648,533	4,052,977	3,709,572	306,674	532,049

CHANGES IN UNITS:
Beginning units	23,942	22,784	61,692	63,919	234,956	281,627	38,025	35,920
Units purchased	16,354	10,123	4,780	11,004	122,301	37,971	6,961	18,926
Units redeemed	(16,702)	(8,965)	(15,024)	(13,231)	(116,416)	(84,642)	(8,681)	(16,821)

Ending units	23,594	23,942	51,448	61,692	240,841	234,956	36,305	38,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NGF		NIIXA		IDAS		IDCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,897)	(7,838)	378	288	13,908	35,160	37,494	59,814
Realized gain (loss) on investments	18,079	72,425	(22)	487	45,219	42,880	(23,701)	20,822
Change in unrealized gain (loss) on investments	(270,352)	57,542	(12,124)	542	(925,922)	(65,173)	(184,148)	(22,522)
Reinvested capital gains	-	-	1,288	667	97,502	70,374	23,959	28,646

Net increase (decrease) in contract owners’ equity resulting from operations	(257,170)	122,129	(10,480)	1,984	(769,293)	83,241	(146,396)	86,760

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,246	-	-	306,879	389,056	62,097	184,908
Transfers between funds	(12,501)	(13,103)	(572)	-	(160,060)	(40,067)	62,693	388,332
Redemptions (note 3)	(95,605)	(266,034)	(116)	(1,180)	(140,750)	(123,482)	(524,852)	(439,602)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,131)	(1,390)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(44)	(1,842)	-	(1)	(2,934)	(1,400)	(5,747)	(3,221)
Adjustments to maintain reserves	(3)	(75)	4	(25)	29	(68)	(19)	(28)

Net equity transactions	(109,284)	(279,198)	(684)	(1,206)	3,164	224,039	(405,828)	130,389

Net change in contract owners’ equity	(366,454)	(157,069)	(11,164)	778	(766,129)	307,280	(552,224)	217,149
Contract owners’ equity beginning of period	713,883	870,952	24,400	23,622	2,107,296	1,800,016	2,260,989	2,043,840

Contract owners’ equity end of period	$347,429	713,883	13,236	24,400	1,341,167	2,107,296	1,708,765	2,260,989

CHANGES IN UNITS:
Beginning units	18,612	22,617	1,690	1,781	167,063	149,364	181,530	171,840
Units purchased	-	44	-	-	40,210	32,371	48,921	56,959
Units redeemed	(3,985)	(4,049)	(78)	(91)	(36,780)	(14,672)	(81,837)	(47,269)

Ending units	14,627	18,612	1,612	1,690	170,493	167,063	148,614	181,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	IDMS		IDMAS		IDMCS		PRLVA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$91,539	205,380	43,656	84,068	31,919	61,281	5,133	(9,613)
Realized gain (loss) on investments	(231)	463,012	28,382	87,003	(28,398)	47,399	(183,668)	75,361
Change in unrealized gain (loss) on investments	(2,424,690)	(433,831)	(1,853,507)	(104,315)	(380,535)	(55,863)	(623,066)	(455,083)
Reinvested capital gains	482,805	195,425	241,591	117,069	42,033	59,496	-	298,055

Net increase (decrease) in contract owners’ equity resulting from operations	(1,850,577)	429,986	(1,539,878)	183,825	(334,981)	112,313	(801,601)	(91,280)

Equity transactions:
Purchase payments received from contract owners (note 3)	838,240	552,669	652,014	1,170,272	124,233	190,736	162,389	291,789
Transfers between funds	(277,730)	(134,900)	(214,665)	70,744	(348,251)	(99,967)	(175,954)	(214,336)
Redemptions (note 3)	(992,579)	(2,329,100)	(391,129)	(518,716)	(367,017)	(241,485)	(330,846)	(504,913)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,855)	(2,203)
Contingent deferred sales charges (note 2)	(9,388)	(5,452)	(4,137)	(3,738)	(1,846)	(713)	(962)	(3,445)
Adjustments to maintain reserves	(50)	(78)	(43)	(91)	(27)	(30)	(82)	(35)

Net equity transactions	(441,507)	(1,916,861)	42,040	718,471	(592,908)	(151,459)	(347,310)	(433,143)

Net change in contract owners’ equity	(2,292,084)	(1,486,875)	(1,497,838)	902,296	(927,889)	(39,146)	(1,148,911)	(524,423)
Contract owners’ equity beginning of period	7,897,722	9,384,597	4,736,061	3,833,765	2,496,673	2,535,819	2,562,249	3,086,672

Contract owners’ equity end of period	$5,605,638	7,897,722	3,238,223	4,736,061	1,568,784	2,496,673	1,413,338	2,562,249

CHANGES IN UNITS:
Beginning units	629,646	778,859	373,509	317,275	197,681	209,987	163,103	189,451
Units purchased	84,068	65,767	63,882	103,288	45,717	28,673	21,322	48,343
Units redeemed	(124,627)	(214,980)	(60,969)	(47,054)	(95,017)	(40,979)	(46,228)	(74,691)

Ending units	589,087	629,646	376,422	373,509	148,381	197,681	138,197	163,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NMCIXA		MMF		MMFR		NIXR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,239)	25	89,185	367,474	73,761	251,615	11,461	6,697
Realized gain (loss) on investments	(51,612)	104,446	-	-	-	-	36,836	284,346
Change in unrealized gain (loss) on investments	(479,465)	(125,945)	-	-	-	-	(1,359,237)	(204,541)
Reinvested capital gains	41,501	129,419	-	-	-	-	-	57,863

Net increase (decrease) in contract owners’ equity resulting from operations	(493,815)	107,945	89,185	367,474	73,761	251,615	(1,310,940)	144,365

Equity transactions:
Purchase payments received from contract owners (note 3)	78,883	164,758	1,057,544	1,592,583	623,205	1,538,431	248,007	271,472
Transfers between funds	(189,004)	(129,862)	4,589,984	2,850,513	3,298,168	653,718	(72,629)	177,870
Redemptions (note 3)	(189,909)	(240,975)	(5,629,948)	(4,539,361)	(2,278,207)	(1,310,963)	(708,504)	(983,947)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(16,426)	(15,262)	-	-	(1,711)	(2,046)
Contingent deferred sales charges (note 2)	(2,160)	(968)	(3,142)	(8,493)	(27,936)	(4,812)	(1,809)	(3,967)
Adjustments to maintain reserves	(57)	31	121	178	55	59	(48)	(100)

Net equity transactions	(302,247)	(207,016)	(1,867)	(119,842)	1,615,285	876,433	(536,694)	(540,718)

Net change in contract owners’ equity	(796,062)	(99,071)	87,318	247,632	1,689,046	1,128,048	(1,847,634)	(396,353)
Contract owners’ equity beginning of period	1,554,704	1,653,775	10,974,601	10,726,969	8,125,799	6,997,751	3,878,814	4,275,167

Contract owners’ equity end of period	$758,642	1,554,704	11,061,919	10,974,601	9,814,845	8,125,799	2,031,180	3,878,814

CHANGES IN UNITS:
Beginning units	101,347	114,194	441,241	446,136	716,972	640,190	371,525	429,809
Units purchased	16,145	21,419	357,982	389,152	503,543	417,775	54,541	78,706
Units redeemed	(38,268)	(34,266)	(357,546)	(394,047)	(362,278)	(340,993)	(109,682)	(136,990)

Ending units	79,224	101,347	441,677	441,241	858,237	716,972	316,384	371,525

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NSCIXA		NVOA		GVIDA		GVIDC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(3,582)	471	(1,601)	(3,083)	11,535	7,362	2,559	2,032
Realized gain (loss) on investments	(65,062)	85,807	(39,575)	(7,329)	(104,879)	33,293	(2,753)	24
Change in unrealized gain (loss) on investments	(282,473)	(160,068)	(41,932)	(49,786)	(674,715)	(37,346)	(9,145)	(817)
Reinvested capital gains	10,839	58,677	-	39,736	210,223	32,690	1,853	1,695

Net increase (decrease) in contract owners’ equity resulting from operations	(340,278)	(15,113)	(83,108)	(20,462)	(557,836)	35,999	(7,486)	2,934

Equity transactions:
Purchase payments received from contract owners (note 3)	83,315	207,568	2,322	6,588	306,448	275,197	19,166	38,695
Transfers between funds	(23,557)	(407,317)	15,283	(33,880)	444,462	135,481	53,981	23,449
Redemptions (note 3)	(91,574)	(229,962)	(20,892)	(24,526)	(518,071)	(148,912)	(52,645)	(1,719)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(3,515)	(2,363)	(387)	(245)
Contingent deferred sales charges (note 2)	(889)	(1,193)	(67)	(381)	(100)	(682)	(400)	(2)
Adjustments to maintain reserves	11	(69)	19	(73)	(31)	14	(4)	(13)

Net equity transactions	(32,694)	(430,973)	(3,335)	(52,272)	229,193	258,735	19,711	60,165

Net change in contract owners’ equity	(372,972)	(446,086)	(86,443)	(72,734)	(328,643)	294,734	12,225	63,099
Contract owners’ equity beginning of period	1,011,989	1,458,075	220,907	293,641	1,274,798	980,064	111,797	48,698

Contract owners’ equity end of period	$639,017	1,011,989	134,464	220,907	946,155	1,274,798	124,022	111,797

CHANGES IN UNITS:
Beginning units	70,511	97,827	14,042	17,052	88,936	71,501	9,730	4,408
Units purchased	19,275	22,747	3,587	1,347	71,551	34,384	8,766	5,550
Units redeemed	(21,352)	(50,063)	(4,168)	(4,357)	(54,593)	(16,949)	(6,859)	(228)

Ending units	68,434	70,511	13,461	14,042	105,894	88,936	11,637	9,730

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM		GVDMA		GVDMC		BF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$20,558	19,744	22,871	19,799	5,145	3,593	2,995	1,818
Realized gain (loss) on investments	(56,665)	28,821	(8,777)	140,479	(5,133)	3,261	(4,435)	15,409
Change in unrealized gain (loss) on investments	(478,418)	(20,146)	(911,991)	(82,576)	(41,615)	(3,575)	(76,496)	(13,072)
Reinvested capital gains	126,464	21,504	194,940	35,843	10,130	4,775	21,679	5,105

Net increase (decrease) in contract owners’ equity resulting from operations	(388,061)	49,923	(702,957)	113,545	(31,473)	8,054	(56,257)	9,260

Equity transactions:
Purchase payments received from contract owners (note 3)	247,211	279,645	387,083	453,270	48,477	75,598	41,139	36,615
Transfers between funds	158,094	262,918	184,824	200,669	244,328	40,337	(7,625)	18,360
Redemptions (note 3)	(360,014)	(213,632)	(341,476)	(896,921)	(81,438)	(54,422)	(27,982)	(101,523)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,420)	(2,896)	(5,178)	(4,169)	(946)	(752)	(398)	(332)
Contingent deferred sales charges (note 2)	(2,804)	(155)	(1,097)	(10,156)	-	(60)	(52)	(471)
Adjustments to maintain reserves	(3)	(17)	3	(9)	(13)	(31)	(29)	24

Net equity transactions	39,064	325,863	224,159	(257,316)	210,408	60,670	5,053	(47,327)

Net change in contract owners’ equity	(348,997)	375,786	(478,798)	(143,771)	178,935	68,724	(51,204)	(38,067)
Contract owners’ equity beginning of period	1,502,660	1,126,874	2,126,683	2,270,454	222,229	153,505	205,864	243,931

Contract owners’ equity end of period	$1,153,663	1,502,660	1,647,885	2,126,683	401,164	222,229	154,660	205,864

CHANGES IN UNITS:
Beginning units	117,113	91,583	154,475	172,773	18,241	13,164	16,842	20,618
Units purchased	42,496	47,315	54,179	55,512	30,810	10,771	5,046	4,758
Units redeemed	(40,998)	(21,785)	(31,891)	(73,810)	(9,781)	(5,694)	(4,662)	(8,534)

Ending units	118,611	117,113	176,763	154,475	39,270	18,241	17,226	16,842

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMIG6		NBGST		NBGF		NBGT

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(143)	-	(176,511)	(180,917)	(18,446)	(19,606)	(1,563)	(1,010)
Realized gain (loss) on investments	(2,372)	-	390,483	1,225,353	(2,866)	208,202	17,516	9,112
Change in unrealized gain (loss) on investments	(11,882)	-	(5,916,797)	(431,803)	(1,063,177)	(291,467)	(112,896)	(26,296)
Reinvested capital gains	-	-	557,356	2,394,812	164,751	273,304	14,338	31,828

Net increase (decrease) in contract owners’ equity resulting from operations	(14,397)	-	(5,145,469)	3,007,445	(919,738)	170,433	(82,605)	13,634

Equity transactions:
Purchase payments received from contract owners (note 3)	4,011	-	620,398	977,147	62,983	112,560	2,855	5,900
Transfers between funds	45,034	-	(217,186)	(1,031,752)	(13,127)	(14,244)	(54,453)	60,157
Redemptions (note 3)	(1,277)	-	(1,992,020)	(2,846,700)	(178,752)	(669,365)	(31,015)	(10,185)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8,617)	(9,568)	(2,728)	(3,299)	-	-
Contingent deferred sales charges (note 2)	(4)	-	(7,552)	(14,366)	(123)	(464)	(43)	(121)
Adjustments to maintain reserves	(8)	-	(234)	26	(3)	(31)	9	(35)

Net equity transactions	47,756	-	(1,605,211)	(2,925,213)	(131,750)	(574,843)	(82,647)	55,716

Net change in contract owners’ equity	33,359	-	(6,750,680)	82,232	(1,051,488)	(404,410)	(165,252)	69,350
Contract owners’ equity beginning of period	-	-	16,441,025	16,358,793	2,457,404	2,861,814	287,874	218,524

Contract owners’ equity end of period	$33,359	-	9,690,345	16,441,025	1,405,916	2,457,404	122,622	287,874

CHANGES IN UNITS:
Beginning units	-	-	569,440	681,574	99,765	123,393	22,233	17,972
Units purchased	6,350	-	82,174	80,391	7,346	7,706	315	5,527
Units redeemed	(862)	-	(144,980)	(192,525)	(13,512)	(31,334)	(6,962)	(1,266)

Ending units	5,488	-	506,634	569,440	93,599	99,765	15,586	22,233

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PF		NBPT		NLMB		NBSRT

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(44,645)	(62,157)	(2,861)	(5,000)	36,765	41,566	(8,775)	(10,771)
Realized gain (loss) on investments	294,916	640,546	(7,290)	56,972	(31,589)	(24,799)	17,669	72,090
Change in unrealized gain (loss) on investments	(3,169,862)	(238,764)	(222,206)	(11,700)	(173,920)	25,834	(626,701)	(16,349)
Reinvested capital gains	39,242	209,326	3,114	15,448	-	-	13,460	57,072

Net increase (decrease) in contract owners’ equity resulting from operations	(2,880,349)	548,951	(229,243)	55,720	(168,744)	42,601	(604,347)	102,042

Equity transactions:
Purchase payments received from contract owners (note 3)	289,591	381,404	8,893	5,264	40,713	85,857	65,791	179,015
Transfers between funds	(215,790)	(13,048)	15,760	(43,573)	3,217	47,599	(167,197)	182,783
Redemptions (note 3)	(672,056)	(1,638,870)	(39,121)	(200,475)	(184,076)	(96,864)	(272,039)	(235,333)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,950)	(7,531)	-	-	(1,077)	(1,096)	(274)	(251)
Contingent deferred sales charges (note 2)	(1,764)	(1,971)	(25)	(99)	(59)	(98)	(1,909)	(1,666)
Adjustments to maintain reserves	(18)	(65)	(24)	(21)	(81)	(242)	(55)	(21)

Net equity transactions	(605,987)	(1,280,081)	(14,517)	(238,904)	(141,363)	35,156	(375,683)	124,527

Net change in contract owners’ equity	(3,486,336)	(731,130)	(243,760)	(183,184)	(310,107)	77,757	(980,030)	226,569
Contract owners’ equity beginning of period	5,950,033	6,681,163	438,739	621,923	1,058,965	981,208	1,861,389	1,634,820

Contract owners’ equity end of period	$2,463,697	5,950,033	194,979	438,739	748,858	1,058,965	881,359	1,861,389

CHANGES IN UNITS:
Beginning units	142,633	174,025	27,172	42,201	69,314	66,778	129,136	120,462
Units purchased	14,051	17,595	2,443	1,740	6,314	34,939	22,900	42,358
Units redeemed	(32,058)	(48,987)	(4,123)	(16,769)	(16,483)	(32,403)	(50,675)	(33,684)

Ending units	124,626	142,633	25,492	27,172	59,145	69,314	101,361	129,136

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OCAF		OCHI		OGF		OSI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(20,272)	(25,187)	14,911	14,962	9,524	(33,514)	39,260	39,440
Realized gain (loss) on investments	18,777	81,384	(13,613)	(565)	271,082	1,250,743	(18,155)	2,438
Change in unrealized gain (loss) on investments	(1,001,103)	154,103	(195,493)	(17,475)	(4,569,427)	(1,244,434)	(182,852)	12,169
Reinvested capital gains	-	47,024	-	-	359,050	629,568	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,002,598)	257,324	(194,195)	(3,078)	(3,929,771)	602,363	(161,747)	54,047

Equity transactions:
Purchase payments received from contract owners (note 3)	167,272	205,531	18,231	31,349	413	(29)	127,828	138,996
Transfers between funds	(197,532)	(179,346)	12,208	31,281	(462,048)	(822,843)	21,467	136,485
Redemptions (note 3)	(207,043)	(150,758)	(26,598)	(48,786)	(1,132,214)	(2,297,138)	(112,508)	(94,307)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(7,826)	(10,344)	-	-
Contingent deferred sales charges (note 2)	(1,863)	(2,226)	(811)	(229)	(1,119)	(4,026)	(1,696)	(1,832)
Adjustments to maintain reserves	(40)	(57)	20	(27)	(72)	(75)	(145)	138

Net equity transactions	(239,206)	(126,856)	3,050	13,588	(1,602,866)	(3,134,455)	34,946	179,480

Net change in contract owners’ equity	(1,241,804)	130,468	(191,145)	10,510	(5,532,637)	(2,532,092)	(126,801)	233,527
Contract owners’ equity beginning of period	2,345,097	2,214,629	249,351	238,841	10,412,275	12,944,367	828,973	595,446

Contract owners’ equity end of period	$1,103,293	2,345,097	58,206	249,351	4,879,638	10,412,275	702,172	828,973

CHANGES IN UNITS:
Beginning units	245,700	260,714	19,055	17,997	304,168	393,370	51,188	39,653
Units purchased	26,039	38,568	5,801	5,005	-	-	17,203	20,402
Units redeemed	(55,634)	(53,582)	(3,872)	(3,947)	(64,685)	(89,202)	(15,780)	(8,867)

Ending units	216,105	245,700	20,984	19,055	239,483	304,168	52,611	51,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS4		PMTRA		PUIGA		PVF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,726	(9,325)	135,973	125,464	(63)	72	(683)	(669)
Realized gain (loss) on investments	33,368	502,043	(8,678)	(38,225)	2	31	(382)	3,642
Change in unrealized gain (loss) on investments	(3,580,893)	(508,626)	(186,287)	131,321	(2,558)	(645)	(25,521)	(944)
Reinvested capital gains	448,284	418,008	187,616	23,374	-	912	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,094,515)	402,100	128,624	241,934	(2,619)	370	(26,586)	2,029

Equity transactions:
Purchase payments received from contract owners (note 3)	735,968	1,065,285	201,224	308,600	-	-	12,416	16,329
Transfers between funds	(788,650)	344,150	430,303	225,500	-	-	(324)	11,673
Redemptions (note 3)	(1,004,873)	(1,714,333)	(363,371)	(813,278)	-	-	(8,712)	(22,295)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,301)	(5,232)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,016)	(7,875)	(2,097)	(6,247)	-	-	(270)	(448)
Adjustments to maintain reserves	(61)	(22)	(5,050)	148	(5)	(3)	9	(31)

Net equity transactions	(1,068,933)	(318,027)	261,009	(285,277)	(5)	(3)	3,119	5,228

Net change in contract owners’ equity	(4,163,448)	84,073	389,633	(43,343)	(2,624)	367	(23,467)	7,257
Contract owners’ equity beginning of period	8,361,948	8,277,875	3,667,101	3,710,444	5,749	5,382	69,503	62,246

Contract owners’ equity end of period	$4,198,500	8,361,948	4,056,734	3,667,101	3,125	5,749	46,036	69,503

CHANGES IN UNITS:
Beginning units	528,809	548,551	252,154	274,095	265	265	5,061	4,722
Units purchased	80,148	131,594	81,272	54,215	-	-	1,188	2,176
Units redeemed	(158,193)	(151,336)	(62,874)	(76,156)	-	-	(867)	(1,837)

Ending units	450,764	528,809	270,552	252,154	265	265	5,382	5,061

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TFF		DTC		VKGIA		VKGA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$46,414	14,218	(6,667)	(8,028)	20,583	23,922	(13,696)	(13,490)
Realized gain (loss) on investments	(91,433)	358,617	1,492	8,619	(37,313)	124,351	(81,073)	22,367
Change in unrealized gain (loss) on investments	(2,290,112)	(661,938)	(282,633)	53,815	(1,004,102)	(262,524)	(650,046)	22,190
Reinvested capital gains	537,210	988,182	-	-	-	154,336	7,698	162,249

Net increase (decrease) in contract owners’ equity resulting from operations	(1,797,921)	699,079	(287,808)	54,406	(1,020,832)	40,085	(737,117)	193,316

Equity transactions:
Purchase payments received from contract owners (note 3)	9	-	30,271	41,920	119,278	349,805	121,780	120,264
Transfers between funds	(220,878)	(456,425)	(10,441)	(648)	(249,734)	106,143	(174,474)	910,055
Redemptions (note 3)	(644,575)	(768,435)	(109,582)	(117,757)	(353,479)	(410,481)	(181,174)	(305,951)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,967)	(3,632)	(987)	(1,165)	-	-	-	-
Contingent deferred sales charges (note 2)	(715)	(1,783)	(221)	(117)	(2,745)	(1,136)	(1,816)	(2,300)
Adjustments to maintain reserves	(48)	(83)	(62)	(27)	55	(168)	(73)	36

Net equity transactions	(869,174)	(1,230,358)	(91,022)	(77,794)	(486,625)	44,163	(235,757)	722,104

Net change in contract owners’ equity	(2,667,095)	(531,279)	(378,830)	(23,388)	(1,507,457)	84,248	(972,874)	915,420
Contract owners’ equity beginning of period	4,468,461	4,999,740	882,684	906,072	3,432,605	3,348,357	1,683,123	767,703

Contract owners’ equity end of period	$1,801,366	4,468,461	503,854	882,684	1,925,148	3,432,605	710,249	1,683,123

CHANGES IN UNITS:
Beginning units	171,992	222,002	54,512	58,550	194,088	191,891	75,338	41,717
Units purchased	-	-	2,281	2,782	12,137	47,241	19,532	51,459
Units redeemed	(43,955)	(50,010)	(9,921)	(6,820)	(43,749)	(45,044)	(32,587)	(17,838)

Ending units	128,037	171,992	46,872	54,512	162,476	194,088	62,283	75,338

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VKRES		PBF		WRASCA		SCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,516	148	11,280	9,185	(2,694)	(3,556)	(40,601)	(29,273)
Realized gain (loss) on investments	(332,964)	331,014	(35,735)	24,145	(12,978)	8,979	(378,329)	249,109
Change in unrealized gain (loss) on investments	(294,604)	(1,165,651)	(204,180)	(54,297)	(92,403)	(21,762)	(891,520)	(530,091)
Reinvested capital gains	29,056	430,224	2,799	59,797	893	34,680	-	677,138

Net increase (decrease) in contract owners’ equity resulting from operations	(593,996)	(404,265)	(225,836)	38,830	(107,182)	18,341	(1,310,450)	366,883

Equity transactions:
Purchase payments received from contract owners (note 3)	93,270	184,826	45,117	61,911	11,601	43,665	166,661	207,292
Transfers between funds	(10,226)	(1,362,318)	(63,494)	(19,411)	1,304	91,435	(82,402)	(25,457)
Redemptions (note 3)	(126,516)	(222,909)	(118,431)	(109,384)	(23,419)	(153,348)	(717,655)	(741,134)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,153)	(1,271)	-	-	(2,466)	(3,022)
Contingent deferred sales charges (note 2)	(1,277)	(2,342)	(68)	(48)	(386)	(263)	(2,674)	(1,978)
Adjustments to maintain reserves	(87)	92	(11)	12	(5)	(21)	(43)	684

Net equity transactions	(44,836)	(1,402,651)	(138,040)	(68,191)	(10,905)	(18,532)	(638,579)	(563,615)

Net change in contract owners’ equity	(638,832)	(1,806,916)	(363,876)	(29,361)	(118,087)	(191)	(1,949,029)	(196,732)
Contract owners’ equity beginning of period	1,475,872	3,282,788	908,282	937,643	288,028	288,219	4,102,076	4,298,808

Contract owners’ equity end of period	$837,040	1,475,872	544,406	908,282	169,941	288,028	2,153,047	4,102,076

CHANGES IN UNITS:
Beginning units	66,818	121,543	40,077	43,231	16,996	18,050	215,499	246,991
Units purchased	22,772	22,854	2,838	5,326	1,707	11,591	28,803	40,715
Units redeemed	(27,020)	(77,579)	(10,096)	(8,480)	(2,405)	(12,645)	(68,914)	(72,207)

Ending units	62,570	66,818	32,819	40,077	16,298	16,996	175,388	215,499

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SGR		STR		SGI		WFMCGZ

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(6,693)	(6,485)	(20,601)	(25,673)	(460)	(1,345)	(3,206)	(4,372)
Realized gain (loss) on investments	12,585	34,631	56,249	87,773	(3,958)	14,861	(36,271)	1,547
Change in unrealized gain (loss) on investments	(276,002)	79,411	(779,686)	235,259	(64,744)	(8,381)	(104,196)	(25,872)
Reinvested capital gains	-	-	-	-	-	-	-	75,341

Net increase (decrease) in contract owners’ equity resulting from operations	(270,110)	107,557	(744,038)	297,359	(69,162)	5,135	(143,673)	46,644

Equity transactions:
Purchase payments received from contract owners (note 3)	121,625	124,816	118,504	166,310	1,179	1,395	20,012	29,528
Transfers between funds	6,368	135,008	(81,564)	(48,094)	17,137	38,337	(38,201)	105,630
Redemptions (note 3)	(74,358)	(111,515)	(151,332)	(402,328)	(12,754)	(51,019)	(68,299)	(79,250)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,377)	(2,806)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,014)	(1,570)	(61)	(651)	(81)	(940)	(394)	(904)
Adjustments to maintain reserves	3	(24)	20	(37)	(12)	(3)	(13)	(10)

Net equity transactions	52,624	146,715	(116,810)	(287,606)	5,469	(12,230)	(86,895)	54,994

Net change in contract owners’ equity	(217,486)	254,272	(860,848)	9,753	(63,693)	(7,095)	(230,568)	101,638
Contract owners’ equity beginning of period	654,897	400,625	1,920,567	1,910,814	162,231	169,326	402,742	301,104

Contract owners’ equity end of period	$437,411	654,897	1,059,719	1,920,567	98,538	162,231	172,174	402,742

CHANGES IN UNITS:
Beginning units	41,166	31,689	67,345	78,113	20,646	21,787	27,492	24,109
Units purchased	17,737	27,476	5,255	7,400	4,611	9,949	5,582	14,135
Units redeemed	(12,216)	(17,999)	(11,056)	(18,168)	(4,330)	(11,090)	(11,421)	(10,752)

Ending units	46,687	41,166	61,544	67,345	20,927	20,646	21,653	27,492

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Aberdeen Small Cap Fund - Class A (PRSCA) (formerly Nationwide Small Cap Fund - Class A)

AIM Basic Balanced Fund - Investor Class (ABBLI)

AIM Dynamics Fund - Investor Class (IDF)

AIM Small Cap Growth Fund - Investor Class (ASCGI)

AIM Small Company Growth Fund - Investor Class (ISCG)*

AIM Total Return Fund - Investor Class (ITR)*

American Century Growth Fund - Investor Class (TCG)

American Century Income & Growth Fund - Class A (ACIGA)

American Century Income & Growth Fund - Investor Class (IGF)

American Century International Growth Fund - Advisor Class (TCIGA)

American Century International Growth Fund - Investor Class (TCIGR)

American Century Short-Term Government Fund - Investor Class (BSTG)

American Century Ultra(R) Fund - Investor Class (TCUL)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - International Fund - Class IV (ACVI4)

Credit Suisse Global Fixed Income Fund - Common Class (WPGF)

Credit Suisse Mid Cap Core Fund - Common Class (WPEG)

Delaware Delchester Fund - Institutional Class (DBF)

Dreyfus A Bonds Plus, Inc. (DBP)*

Dreyfus Appreciation Fund, Inc. (DAF)

Dreyfus Balanced Fund, Inc. (DBAL)*

Dreyfus Emerging Leaders Fund (DEL)

Dreyfus Intermediate Term Income Fund - Class A (DPITIA)

Dreyfus Premier Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Evergreen Equity Income Fund - Class I (EIG)

Federated Equity Income Fund, Inc. - Class F (FEQIF)

Federated High Yield Trust (FHYT)

Federated Intermediate Corporate Bond Fund - Institutional Service (FIIF)

Federated Investment Series Funds, Inc. - Bond Fund - Class F (FBDF)

Fidelity(R) Advisor Balanced Fund - Class A (FABA)

Fidelity(R) Advisor Balanced Fund - Class T (FAB)

Fidelity(R) Advisor Equity-Growth Fund - Class A (FAEGA)

Fidelity(R) Advisor Equity-Income Fund - Class A (FAEIA)

Fidelity(R) Advisor Equity-Income Fund - Class T (FAEI)

Fidelity(R) Advisor Growth Opportunities Fund - Class A (FAGOA)

Fidelity(R) Advisor Growth Opportunities Fund - Class T (FAGO)

Fidelity(R) Advisor High Income Advantage Fund - Class T (FAHY)

Fidelity(R) Advisor Overseas Fund - Class A (FAOA)

Fidelity(R) Asset Manager(TM) (FAM)

Fidelity(R) Capital & Income Fund (FCI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Fidelity(R) Equity-Income Fund (FEI)

Fidelity(R) Magellan(R) Fund (FMG)

Fidelity(R) Puritan(R) Fund (FPR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)

Franklin Small-Mid Cap Growth Fund I - Class A (FSCG)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Value Investors Trust - Balance Sheet Investment Fund - Class A (FRBSI)

Portfolios of the Janus Adviser Series;

Janus Adviser Series - Balanced Fund - Class S (JABR)

Janus Adviser Series - International Growth Fund - Class S (JAIGR)

Janus Adviser Series - Worldwide Fund - Class S (JAWGR)

Portfolios of the Janus Equity Funds;

Janus Equity Funds - Janus Fund (JF)

Janus Equity Funds - Janus Twenty Fund (JTF)

Janus Equity Funds - Janus Worldwide Fund (JWF)

Lazard U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC) (formerly Small Cap Portfolio - Open Shares)

MFS(R) Global Governments Fund - Class A (MWG)*

MFS(R) Strategic Income Fund - Class A (MSI)

Nationwide Bond Fund - Class D (NBF)

Nationwide Bond Index Fund - Class A (NBIXA)

Nationwide Fund - Class D (NF)

Nationwide Government Bond Fund - Class D (NGBF)

Nationwide Growth Fund - Class A (NGFA)

Nationwide Growth Fund - Class D (NGF)

Nationwide International Index Fund - Class A (NIIXA)

Nationwide Investor Destinations Aggressive Fund - Service Class (IDAS)

Nationwide Investor Destinations Conservative Fund - Service Class (IDCS)

Nationwide Investor Destinations Moderate Fund - Service Class (IDMS)

Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Nationwide Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Nationwide Large Cap Growth Fund - Class A (PRLGA)*

Nationwide Large Cap Value Fund - Class A (PRLVA)

Nationwide Mid Cap Market Index Fund - Class A (NMCIXA)

Nationwide Money Market Fund - Prime (MMF)

Nationwide Money Market Fund - Service Class (MMFR)

Nationwide S&P 500 Index Fund - Service Class (NIXR)

Nationwide Small Cap Index Fund - Class A (NSCIXA)

Nationwide Value Opportunities Fund - Class A (NVOA)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)

Neuberger Berman Genesis Fund - Trust Class (NBGST)

Neuberger Berman Guardian Fund - Investor Class (NBGF)

Neuberger Berman Guardian Fund - Trust Class (NBGT)

Neuberger Berman Partners Fund - Investor Class (PF)

Neuberger Berman Partners Fund - Trust Class (NBPT)

Neuberger Berman Short Duration Bond Fund - Investor Class (NLMB) (formerly Lehman Brothers Short Duration Bond Fund - Investor Class)

Neuberger Berman Socially Responsive Fund - Trust Class (NBSRT)

NMF Prestige Balanced Fund - Class A (PRBA)*

NMF Prestige International Fund - Class A (PRIA)*

Oppenheimer Capital Appreciation Fund A (OCAF)

Oppenheimer Champion Income Fund A (OCHI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer Global Fund A (OGF)

Oppenheimer Strategic Income Fund A (OSI)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)

PIMCO Total Return Fund - Class A (PMTRA)

Putnam International Equity Fund - Class A (PUIGA)

Putnam Voyager Fund - Class A (PVF)

Strong Advisor Mid Cap Growth Fund - Class Z (SMC)*

Templeton Foreign Fund - Class A (TFF)

The Dreyfus Premier Third Century Fund, Inc. - Class Z (DTC)

Van Kampen Growth and Income Fund - Class A (VKGIA)

Van Kampen Mid Cap Growth Fund - Class A (VKGA)

Van Kampen Real Estate Securities Fund - Class A (VKRES)

Virtus Balanced Fund - Class A (PBF) (formerly Phoenix Balanced Fund - Class A)

Waddell & Reed Advisors Small Cap Fund - Class A (WRASCA)

Wells Fargo Advantage Funds(R) - Common Stock Fund - Class Z (SCS)

Wells Fargo Advantage Funds(R) - Growth Fund - Investor Class (SGR)

Wells Fargo Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)

Wells Fargo Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI) (formerly Growth and Income Fund - Investor Class)

Wells Fargo Advantage Funds(R) - Mid Cap Growth Fund - Class Z (WFMCGZ)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges - Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC		-0.25%
Five Year CDSC		-0.10%
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.30%	2.55%
*	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	PRSCA	ABBLI	IDF	ASCGI	TCG	ACIGA	IGF

0.95%	$342,798	2,130	154	4,386	1,366	864	5,269	-
1.00%	15,560	86	-	214	20	-	80	-
1.05%	4,191	1	-	138	18	120	522	-
1.10%	112,089	871	70	3,120	128	2,251	1,743	-
1.15%	45,534	657	34	144	143	516	759	-
1.20%	275,268	1,958	281	3,537	1,576	3,752	6,190	-
1.25%	39,281	470	86	1,097	422	189	1,199	-
1.30%	2,334,046	24,440	-	42,634	14	73,894	285	53,772
1.35%	53,631	84	24	932	78	855	648	-
1.40%	59,192	276	641	663	13	243	2,628	-
1.45%	128,972	802	246	1,733	254	2,569	2,137	-
1.50%	21,447	20	46	218	268	188	335	-
1.55%	1,434	-	6	78	26	-	109	-
1.60%	4,099	-	-	7	9	-	2	-
1.65%	7,622	2	-	15	31	-	745	-
1.70%	3,499	-	-	-	-	-	-	-
1.75%	380	-	-	-	-	-	13	-
1.80%	302	-	-	-	-	-	-	-
1.85%	64	-	-	-	-	-	-	-
1.90%	902	-	-	-	-	-	87	-
2.05%	18	-	3	-	-	-	-	-
2.10%	5	-	-	-	-	-	-	-

Totals	$3,450,334	31,797	1,591	58,916	4,366	85,441	22,751	53,772

	TCIGA	TCIGR	BSTG	TCUL	ACVI4	WPGF	WPEG	DBF

0.95%	$621	-	4,842	4,346	3,331	-	-	-
1.00%	-	-	1,752	40	183	-	-	-
1.05%	-	-	-	59	36	-	-	-
1.10%	63	-	655	1,865	2,425	-	-	-
1.15%	237	-	-	199	505	-	-	-
1.20%	874	-	2,660	7,107	3,221	-	-	-
1.25%	94	-	175	349	426	-	-	-
1.30%	-	14,777	18,876	87,905	20,733	11,457	26,169	5,541
1.35%	36	-	133	1,122	917	-	-	-
1.40%	67	-	100	719	1,406	-	-	-
1.45%	153	-	2,442	1,767	939	-	-	-
1.50%	91	-	129	298	153	-	-	-
1.55%	-	-	-	21	-	-	-	-
1.60%	-	-	-	7	159	-	-	-
1.65%	-	-	94	64	20	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	13	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	7	-	-	-	-
1.90%	-	-	15	-	20	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$2,236	14,777	31,886	105,875	34,474	11,457	26,169	5,541

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	DBP	DAF	DEL	DPITIA	DPBOZ	DSPI	EIG	FEQIF

0.95%	$-	4,420	-	-	1,226	-	-	431
1.00%	-	97	-	-	776	-	-	-
1.05%	-	-	-	-	112	-	-	-
1.10%	-	1,172	-	-	300	-	-	-
1.15%	-	277	-	-	86	-	-	-
1.20%	-	7,482	71	-	1,990	-	-	647
1.25%	-	838	44	-	290	-	-	88
1.30%	-	23,291	-	13,577	10,379	157,395	9,964	-
1.35%	-	1,811	-	-	180	-	-	4
1.40%	9,128	472	-	-	70	-	-	-
1.45%	-	1,402	-	-	1,857	-	-	95
1.50%	-	1,191	-	-	72	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	29	-	-	4	-	-	-
1.65%	-	110	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	13	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$9,128	42,605	115	13,577	17,342	157,395	9,964	1,265

	FHYT	FIIF	FBDF	FABA	FAB	FAEGA	FAEIA	FAEI

0.95%	$1,574	2,104	2,387	1,159	-	3,366	10,540	-
1.00%	69	-	-	-	-	286	75	-
1.05%	7	-	49	81	-	-	352	-
1.10%	1,490	1,656	325	1,252	-	833	2,348	-
1.15%	395	143	-	-	-	377	2,185	-
1.20%	1,784	2,723	1,326	233	-	2,994	7,943	-
1.25%	211	195	359	1,088	-	389	1,541	-
1.30%	11,784	-	20,030	-	15,061	28	275	36,641
1.35%	186	1,160	31	466	-	304	3,345	-
1.40%	1,182	-	10	45	-	812	2,785	-
1.45%	1,396	618	785	363	-	1,843	5,216	-
1.50%	125	38	-	168	-	492	906	-
1.55%	-	-	-	-	-	2	51	-
1.60%	85	-	-	-	-	12	109	-
1.65%	9	395	-	-	-	260	746	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	12	-	-	-	-	30	-
1.80%	-	-	-	-	-	-	24	-
1.85%	-	-	-	-	-	-	13	-
1.90%	46	1	10	-	-	-	87	-
2.05%	-	-	11	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$20,343	9,045	25,323	4,855	15,061	11,998	38,571	36,641

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	FAGOA	FAGO	FAHY	FAOA	FAM	FCI	FEI	FMG

0.95%	$735	-	2,461	30	-	-	-	-
1.00%	-	-	60	-	-	-	-	-
1.05%	-	-	25	-	-	-	-	-
1.10%	320	-	154	-	-	-	-	-
1.15%	360	-	176	-	-	-	-	-
1.20%	2,751	-	376	74	-	-	-	-
1.25%	243	-	125	-	-	-	-	-
1.30%	58	33,424	9,227	-	24,913	4,481	94,432	140,664
1.35%	192	-	25	18	-	-	-	-
1.40%	353	-	262	-	-	-	-	-
1.45%	788	-	128	49	-	-	-	-
1.50%	239	-	28	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	13	-	6	13	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$6,052	33,424	13,053	184	24,913	4,481	94,432	140,664

	FPR	FHIP	FO2R	TMSF	FSCG	TIF3	FRBSI	JABR

0.95%	$-	-	4,642	14,501	5,780	2,939	11,566	5,988
1.00%	-	-	155	467	133	237	437	30
1.05%	-	-	-	90	448	57	2	-
1.10%	-	-	3,947	2,627	643	1,116	3,516	26
1.15%	-	-	112	2,668	564	1,333	1,565	239
1.20%	-	-	2,925	8,652	3,844	3,738	9,815	4,222
1.25%	-	-	320	2,077	841	168	1,639	986
1.30%	86,532	279	20,701	49,271	140	28,875	412	113
1.35%	-	-	336	2,574	627	679	2,799	855
1.40%	-	-	42	4,271	757	3,575	3,045	436
1.45%	-	-	1,300	4,094	2,390	1,563	6,685	975
1.50%	-	-	61	939	428	454	344	417
1.55%	-	-	-	62	17	-	48	-
1.60%	-	-	43	220	50	54	3	-
1.65%	-	-	31	757	237	39	596	233
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	26	25	-	-	-
1.85%	-	-	-	-	-	-	6	-
1.90%	-	-	-	78	2	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$86,532	279	34,615	93,374	16,926	44,827	42,478	14,520

	JAIGR	JAWGR	JF	JTF	JWF	LSC	MSI	NBF

0.95%	$-	786	3,072	7,362	17	682	-	678
1.00%	-	35	37	32	8	-	-	71
1.05%	-	-	302	159	-	-	-	161
1.10%	-	231	714	1,673	36	19	-	-
1.15%	-	-	111	207	-	-	-	-
1.20%	474	1,755	2,065	6,119	130	314	-	292
1.25%	165	282	836	1,507	468	72	-	121
1.30%	94	-	62,365	256,760	46,323	22,497	10,146	15,807
1.35%	6	244	460	555	-	10	-	-
1.40%	-	68	110	893	-	1	-	-
1.45%	75	878	800	1,540	53	183	-	951
1.50%	-	9	258	147	-	45	-	-
1.55%	-	1	15	50	-	-	-	-
1.60%	-	-	-	38	-	162	-	-
1.65%	-	54	27	82	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	7	6	14	57	-	59	-	15
2.05%	-	-	-	-	-	-	-	3
2.10%	-	-	-	-	-	-	-	-

Totals	$821	4,349	71,186	277,181	47,035	24,044	10,146	18,099

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	NBIXA	NF	NGBF	NGFA	NGF	NIIXA	IDAS	IDCS

0.95%	$356	435	9,775	434	361	-	3,414	13,095
1.00%	-	32	-	-	-	-	1,517	407
1.05%	-	-	48	-	-	-	-	-
1.10%	184	564	1,485	113	-	27	641	306
1.15%	25	84	774	-	-	-	891	1,089
1.20%	1,728	947	3,579	879	192	153	7,007	2,887
1.25%	136	181	53	70	-	1	270	323
1.30%	56	42,312	25,088	3,240	6,151	-	30	1
1.35%	219	70	1,696	258	2	1	2,097	1,017
1.40%	21	55	2,626	11	-	-	568	-
1.45%	1,255	753	2,031	234	60	50	3,162	2,605
1.50%	51	10	42	-	-	-	327	16
1.55%	-	-	-	-	-	-	-	47
1.60%	28	-	-	-	-	-	67	989
1.65%	35	13	-	-	-	-	65	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	40	-	-	1	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$4,094	45,456	47,237	5,239	6,766	233	20,056	22,782

	IDMS	IDMAS	IDMCS	PRLVA	NMCIXA	MMF	MMFR	NIXR

0.95%	$22,473	7,402	6,709	3,315	4,320	-	37,989	3,530
1.00%	513	440	285	88	123	-	2,097	368
1.05%	-	-	-	3	-	-	85	-
1.10%	8,825	6,740	4,374	1,421	1,637	-	16,427	2,900
1.15%	7,303	3,352	742	170	1,054	-	3,420	133
1.20%	15,509	15,454	3,798	2,298	2,168	-	19,819	7,545
1.25%	2,523	754	1,239	125	179	-	1,697	1,366
1.30%	200	245	122	14,750	76	152,063	339	13,316
1.35%	2,148	2,886	1,421	626	901	-	2,348	1,024
1.40%	3,121	1,679	1,600	36	226	-	1,061	34
1.45%	11,498	7,303	2,787	1,477	1,824	-	7,242	3,818
1.50%	2,661	2,491	287	97	489	-	1,071	1,881
1.55%	622	51	-	-	-	-	2	46
1.60%	26	524	10	10	206	-	33	39
1.65%	662	125	-	97	73	-	58	26
1.70%	3,499	-	-	-	-	-	-	-
1.75%	216	-	-	-	18	-	29	15
1.80%	-	-	-	-	-	-	-	98
1.85%	-	-	-	-	-	-	-	19
1.90%	28	27	-	-	3	-	84	-
2.05%	-	-	-	-	-	-	-	1
2.10%	-	-	-	-	5	-	-	-

Totals	$81,827	49,473	23,374	24,513	13,302	152,063	93,801	36,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	NSCIXA	NVOA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF

0.95%	$2,763	957	-	-	-	-	-	300
1.00%	109	25	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	604	168	-	-	-	-	-	-
1.15%	417	-	-	-	-	-	-	204
1.20%	2,385	323	-	-	-	-	-	528
1.25%	212	28	-	-	-	-	-	33
1.30%	62	-	17,409	1,542	18,050	24,667	3,354	998
1.35%	1,039	63	-	-	-	-	-	-
1.40%	199	1	-	-	-	-	-	-
1.45%	1,188	232	-	-	-	-	-	284
1.50%	317	34	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	39	174	-	-	-	-	-	-
1.65%	40	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$9,374	2,005	17,409	1,542	18,050	24,667	3,354	2,347

	NVMIG6	NBGST	NBGF	NBGT	PF	NBPT	NLMB	NBSRT

0.95%	$-	18,934	-	348	-	1,377	-	7,416
1.00%	39	623	-	50	-	328	-	233
1.05%	-	114	-	-	-	161	-	-
1.10%	35	9,253	-	168	-	95	-	810
1.15%	-	2,396	-	-	-	319	-	155
1.20%	2	19,144	-	904	-	1,087	-	1,372
1.25%	43	2,855	-	79	-	194	-	58
1.30%	24	111,099	26,391	-	57,928	-	12,352	2,395
1.35%	-	4,274	-	164	-	75	-	443
1.40%	-	3,017	-	7	-	-	-	945
1.45%	-	4,093	-	495	-	149	-	942
1.50%	-	558	-	-	-	20	-	4
1.55%	-	60	-	-	-	-	-	-
1.60%	-	85	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	6	-	-	-	7	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$143	176,511	26,391	2,215	57,928	3,812	12,352	14,773

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	OCAF	OCHI	OGF	OSI	OVGS4	PMTRA	PUIGA	PVF

0.95%	$6,944	491	5,807	2,163	11,275	15,165	-	87
1.00%	173	-	255	-	584	152	-	-
1.05%	62	-	385	85	292	-	-	-
1.10%	1,022	5	2,038	756	3,472	3,473	-	17
1.15%	406	-	1,088	1,157	1,627	1,888	-	179
1.20%	6,490	810	5,436	2,431	9,258	11,662	-	299
1.25%	496	166	1,302	339	1,803	770	-	-
1.30%	93	121	78,317	-	40,604	557	-	-
1.35%	877	171	660	484	1,404	1,635	-	25
1.40%	626	10	1,167	580	969	1,811	-	-
1.45%	2,075	447	1,011	2,241	4,007	4,655	63	66
1.50%	604	-	475	16	442	662	-	10
1.55%	-	-	54	-	-	64	-	-
1.60%	51	-	10	89	37	376	-	-
1.65%	330	-	21	-	115	1,166	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	20	-	-	-	-	-
1.80%	23	-	-	-	-	106	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	53	-	37	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$20,272	2,221	98,099	10,341	75,926	44,142	63	683

	TFF	DTC	VKGIA	VKGA	VKRES	PBF	WRASCA	SCS

0.95%	$6,289	119	12,943	6,476	4,928	-	425	6,064
1.00%	40	-	602	391	424	-	-	282
1.05%	53	-	77	38	1	-	-	48
1.10%	1,063	4	2,187	1,091	1,568	-	453	435
1.15%	-	149	979	346	888	-	-	-
1.20%	1,382	765	5,256	3,446	3,347	-	891	2,966
1.25%	108	216	522	294	500	-	118	380
1.30%	27,627	7,599	283	61	107	9,659	-	27,721
1.35%	325	14	2,056	224	584	-	29	383
1.40%	527	-	1,774	104	566	-	315	100
1.45%	748	234	2,861	1,107	2,030	-	422	1,905
1.50%	21	4	168	116	75	-	26	283
1.55%	-	-	-	2	-	-	-	-
1.60%	-	-	130	-	49	-	15	1
1.65%	49	-	149	-	51	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	14	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	6	-	-	-	-	-	-
1.90%	-	-	16	-	18	-	-	33
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$38,232	9,110	30,017	13,696	15,136	9,659	2,694	40,601

	SGR	STR	SGI	WFMCGZ

0.95%	$981	-	225	958
1.00%	-	-	-	-
1.05%	-	-	-	-
1.10%	106	-	-	33
1.15%	277	-	-	30
1.20%	3,297	-	1,159	770
1.25%	200	-	14	234
1.30%	-	20,601	-	-
1.35%	91	-	19	182
1.40%	312	-	11	40
1.45%	1,359	-	297	893
1.50%	12	-	4	66
1.55%	-	-	-	-
1.60%	58	-	60	-
1.65%	-	-	-	-
1.70%	-	-	-	-
1.75%	-	-	-	-
1.80%	-	-	-	-
1.85%	-	-	13	-
1.90%	-	-	-	-
2.05%	-	-	-	-
2.10%	-	-	-	-

Totals	$6,693	20,601	1,802	3,206

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $823,531 and $918,080, respectively, and total transfers from the Account to the fixed account were $2,512,727 and $1,018,823, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $16,276 and $74,878 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$183,044,119	$14,628,556	0	$197,672,675

Accounts Payable of $15,228 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Aberdeen Small Cap Fund - Class A (PRSCA)
2008	0.95%	to	1.50%	115,944	$11.44	to	10.90	$1,507,368	0.29%	-45.40%	to	-45.71%
2007	0.95%	to	1.65%	158,170	20.95	to	19.84	3,800,681	0.62%	-6.94%	to	-7.60%
2006	0.95%	to	1.65%	216,630	22.51	to	21.47	5,654,710	0.19%	27.94%	to	27.03%
2005	0.95%	to	1.65%	229,634	17.59	to	16.90	4,645,571	0.00%	21.35%	to	20.50%
2004	0.95%	to	1.65%	231,298	14.50	to	14.02	3,913,587	0.00%	24.57%	to	23.69%
AIM Basic Balanced Fund - Investor Class (ABBLI)
2008	0.95%	to	2.05%	9,970	6.94	to	6.68	68,314	3.27%	-39.30%	to	-39.98%
2007	0.95%	to	2.05%	14,079	11.44	to	11.13	159,689	2.45%	1.48%	to	0.34%
2006	0.95%	to	2.05%	20,074	11.27	to	11.09	225,370	2.21%	9.62%	to	8.40%
2005	0.95%	to	2.05%	29,943	10.28	to	10.23	307,515	1.83%	2.82%	to	2.30	%(a) (b)
AIM Dynamics Fund - Investor Class (IDF)
2008	0.95%	to	1.65%	466,348	4.25	to	3.99	2,857,187	0.00%	-47.57%	to	-47.94%
2007	0.95%	to	1.65%	581,092	8.10	to	7.67	6,784,597	0.00%	11.27%	to	10.48%
2006	0.95%	to	1.65%	618,013	7.28	to	6.94	6,513,896	0.00%	15.43%	to	14.61%
2005	0.95%	to	1.70%	672,720	6.30	to	6.04	6,094,108	0.00%	9.32%	to	8.49%
2004	0.95%	to	1.70%	721,091	5.77	to	5.57	6,175,372	0.00%	10.88%	to	10.04%
AIM Small Cap Growth Fund - Investor Class (ASCGI)
2008	0.95%	to	1.65%	39,233	6.84	to	6.71	267,042	0.00%	-39.33%	to	-39.76%
2007	0.95%	to	1.65%	44,612	11.28	to	11.14	501,565	0.00%	10.32%	to	9.54%
2006	0.95%	to	1.60%	46,426	10.22	to	10.18	474,066	0.00%	2.24%	to	1.75	%(a) (b)
AIM Small Company Growth Fund - Investor Class (ISCG)
2005	0.95%	to	1.60%	116,299	7.28	to	7.01	836,317	0.00%	4.49%	to	3.81%
2004	0.95%	to	1.60%	76,283	6.96	to	6.75	526,465	0.00%	11.97%	to	11.23%
AIM Total Return Fund - Investor Class (ITR)
2004	0.95%	to	2.05%	34,578	9.92	to	9.42	338,932	1.28%	2.76%	to	1.62%
American Century Growth Fund - Investor Class (TCG)
2008	0.95%	to	1.50%	201,215	5.10	to	4.86	4,427,698	0.35%	-38.44%	to	-38.78%
2007	0.95%	to	1.50%	179,759	8.28	to	7.94	7,896,699	0.13%	17.85%	to	17.19%
2006	0.95%	to	1.50%	221,404	7.03	to	6.77	8,016,547	0.07%	6.92%	to	6.33%
2005	0.95%	to	1.50%	218,579	6.57	to	6.37	8,245,172	0.40%	3.85%	to	3.27%
2004	0.95%	to	1.70%	216,274	6.33	to	6.11	8,691,140	0.04%	8.86%	to	8.04%
American Century Income & Growth Fund - Class A (ACIGA)
2008	0.95%	to	1.90%	193,769	7.02	to	6.46	1,333,084	1.41%	-35.43%	to	-36.05%
2007	0.95%	to	1.90%	236,674	10.88	to	10.10	2,530,492	1.28%	-1.49%	to	-2.44%
2006	0.95%	to	1.90%	246,562	11.04	to	10.36	2,684,228	1.54%	15.76%	to	14.65%
2005	0.95%	to	1.90%	283,932	9.54	to	9.03	2,679,433	1.70%	3.54%	to	2.55%
2004	0.95%	to	1.90%	261,253	9.21	to	8.81	2,385,190	1.77%	11.64%	to	10.57%
American Century Income & Growth Fund - Investor Class (IGF)
2008	1.30%			191,548	14.13			2,706,645	1.61%	-35.53%
2007	1.30%			253,051	21.92			5,546,451	1.47%	-1.60%
2006	1.30%			302,858	22.27			6,745,819	1.80%	15.66%
2005	1.30%			357,908	19.26			6,892,875	1.88%	3.43%
2004	1.30%			404,012	18.62			7,522,589	1.95%	11.51%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century International Growth Fund - Advisor Class (TCIGA)
2008	0.95%	to	1.50%	17,553	$6.14	to	5.85	$105,827	0.92%	-45.88%	to	-46.19%
2007	0.95%	to	1.50%	28,857	11.35	to	10.88	323,828	0.33%	15.78%	to	15.14%
2006	0.95%	to	1.50%	34,049	9.81	to	9.45	330,497	0.48%	23.53%	to	22.85%
2005	0.95%	to	1.50%	42,287	7.94	to	7.69	332,738	1.49%	11.99%	to	11.37%
2004	0.95%	to	1.50%	46,456	7.09	to	6.91	326,791	0.37%	13.95%	to	13.31%
American Century International Growth Fund - Investor Class (TCIGR)
2008	1.30%			38,918	17.57			683,752	1.23%	-45.93%
2007	1.30%			47,089	32.49			1,529,948	0.55%	15.73%
2006	1.30%			58,486	28.07			1,641,978	0.72%	23.38%
2005	1.30%			73,235	22.75			1,666,429	1.64%	11.87%
2004	1.30%			91,337	20.34			1,857,828	0.96%	13.81%
American Century Short-Term Government Fund - Investor Class (BSTG)
2008	0.95%	to	1.90%	132,980	13.24	to	12.18	2,492,848	3.48%	3.74%	to	2.74%
2007	0.95%	to	1.90%	140,799	12.77	to	11.86	2,560,887	4.57%	5.35%	to	4.34%
2006	0.95%	to	1.90%	158,143	12.12	to	11.36	2,733,820	4.22%	3.02%	to	2.03%
2005	0.95%	to	1.90%	169,897	11.76	to	11.14	2,899,210	3.08%	0.70%	to	-0.26%
2004	0.95%	to	1.90%	173,163	11.68	to	11.17	3,079,892	1.87%	-0.30%	to	-1.25%
American Century Ultra(R) Fund - Investor Class (TCUL)
2008	0.95%	to	1.65%	532,419	4.76	to	4.47	5,467,158	0.35%	-42.29%	to	-42.70%
2007	0.95%	to	1.85%	630,015	8.24	to	7.68	11,452,579	0.00%	20.66%	to	19.56%
2006	0.95%	to	2.25%	791,122	6.83	to	8.66	12,041,818	0.00%	-4.20%	to	-5.45%
2005	0.95%	to	2.25%	1,011,426	7.13	to	9.16	16,072,947	0.12%	1.15%	to	-0.17%
2004	0.95%	to	2.25%	1,146,821	7.05	to	9.17	18,177,859	0.00%	9.64%	to	8.20%
American Century VP - International Fund - Class IV (ACVI4)
2008	0.95%	to	1.65%	166,730	9.95	to	9.62	1,636,083	0.64%	-45.47%	to	-45.86%
2007	0.95%	to	1.90%	211,966	18.24	to	17.61	3,823,715	0.50%	16.77%	to	15.65%
2006	0.95%	to	1.90%	142,961	15.62	to	15.23	2,215,512	1.04%	23.68%	to	22.50%
2005	0.95%	to	1.90%	50,510	12.63	to	12.43	634,500	0.68%	11.90%	to	10.83%
2004	1.05%	to	1.90%	55,739	11.28	to	11.22	627,944	0.00%	12.81%	to	12.17	%(a) (b)
Credit Suisse Global Fixed Income Fund - Common Class (WPGF)
2008	1.30%			55,748	15.57			868,048	7.28%	-0.55%
2007	1.30%			46,017	15.66			720,482	5.46%	6.65%
2006	1.30%			49,753	14.68			730,372	2.47%	4.24%
2005	1.30%			71,866	14.08			1,012,033	2.19%	-6.96%
2004	1.30%			65,791	15.14			995,819	7.01%	8.25%
Credit Suisse Mid Cap Core Fund - Common Class (WPEG)
2008	1.30%			118,749	10.51			1,248,174	0.72%	-38.99%
2007	1.30%			158,338	17.23			2,727,762	0.00%	10.13%
2006	1.30%			200,167	15.64			3,131,298	0.00%	0.39%
2005	1.30%			243,568	15.58			3,795,283	0.00%	5.52%
2004	1.30%			268,276	14.77			3,961,483	0.00%	12.10%
Delaware Delchester Fund - Institutional Class (DBF)
2008	1.30%			30,808	12.48			384,544	8.47%	-27.19%
2007	1.30%			23,032	17.14			394,832	8.86%	0.68%
2006	1.30%			26,667	17.03			454,075	7.35%	12.64%
2005	1.30%			27,252	15.12			411,980	7.90%	2.39%
2004	1.30%			40,881	14.76			603,572	6.40%	13.75%
Dreyfus A Bonds Plus, Inc. (DBP)
2007	1.30%			124,170	16.05			1,993,145	4.86%	2.09%
2006	1.30%			145,007	15.72			2,279,940	4.52%	2.68%
2005	1.30%			178,348	15.31			2,731,017	4.56%	0.98%
2004	1.30%			213,109	15.16			3,231,535	4.18%	1.76%
Dreyfus Appreciation Fund, Inc. (DAF)
2008	0.95%	to	1.90%	281,538	7.59	to	6.98	2,425,499	1.69%	-33.01%	to	-33.66%
2007	0.95%	to	1.90%	338,727	11.33	to	10.52	4,412,754	1.28%	5.53%	to	4.51%
2006	0.95%	to	1.90%	405,513	10.74	to	10.07	5,045,604	1.32%	15.16%	to	14.06%
2005	0.95%	to	1.90%	501,974	9.32	to	8.83	5,380,498	1.37%	3.15%	to	2.17%
2004	0.95%	to	1.90%	499,347	9.04	to	8.64	5,249,026	1.37%	4.57%	to	3.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Emerging Leaders Fund (DEL)
2008	1.20%	to	1.25%	1,006	$6.75	to	6.72	$6,779	0.31%	-40.12%	to		-40.15%
2007	1.20%	to	1.25%	1,006	11.27	to	11.23	11,325	0.00%	-12.01%	to		-12.05%
2006	0.95%	to	1.25%	1,754	13.03	to	12.77	22,618	0.00%	6.05%	to		5.73%
2005	0.95%	to	1.25%	7,031	12.29	to	12.08	85,268	0.00%	8.14%	to		7.81%
2004	0.95%	to	1.25%	8,093	11.36	to	11.20	90,953	0.00%	13.15%	to		12.80%
Dreyfus Intermediate Term Income Fund - Class A (DPITIA)
2008	1.30%			171,020	9.26			1,583,323	3.07%	-7.42%			(a) (b)
Dreyfus Premier Balanced Opportunity Fund - Class Z (DPBOZ)
2008	0.95%	to	1.60%	119,594	8.00	to	7.79	944,349	2.23%	-28.49%	to		-28.96%
2007	0.95%	to	1.60%	164,480	11.18	to	10.96	1,822,757	2.11%	4.11%	to		3.42%
2006	0.95%	to	1.60%	176,376	10.74	to	10.60	1,883,248	1.70%	8.49%	to		7.78%
2005	0.95%	to	1.60%	197,213	9.90	to	9.83	1,946,577	1.56%	-2.26%	to		-2.90%
2004	0.95%	to	1.70%	213,309	10.13	to	10.13	2,160,468	2.18%	1.29%	to	1.27	%(a) (b)
Dreyfus S&P 500 Index Fund (DSPI)
2008	1.30%			390,208	21.04			8,208,950	1.75%	-38.10%
2007	1.30%			472,197	33.98			16,047,578	1.49%	3.65%
2006	1.30%			560,996	32.79			18,393,389	1.35%	13.74%
2005	1.30%			624,278	28.83			17,995,137	1.28%	3.07%
2004	1.30%			688,019	27.97			19,242,268	1.50%	8.95%
Evergreen Equity Income Fund - Class I (EIG)
2008	1.30%			32,482	18.32			594,984	1.63%	-35.63%
2007	1.30%			33,367	28.46			949,513	1.56%	1.65%
2006	1.30%			35,468	27.99			992,926	2.30%	15.54%
2005	1.30%			44,806	24.23			1,085,677	1.56%	2.49%
2004	1.30%			46,314	23.64			1,094,936	1.99%	9.01%
Federated Equity Income Fund, Inc. - Class F (FEQIF)
2008	0.95%	to	1.45%	10,426	7.27	to	6.97	74,252	2.68%	-30.55%	to		-30.90%
2007	0.95%	to	1.50%	13,221	10.47	to	10.05	136,821	2.30%	0.88%	to		0.32%
2006	0.95%	to	1.50%	17,923	10.38	to	10.02	183,970	2.34%	21.52%	to		20.84%
2005	0.95%	to	1.50%	11,009	8.54	to	8.29	92,867	1.84%	2.04%	to		1.47%
2004	0.95%	to	1.50%	12,280	8.37	to	8.17	101,722	1.90%	11.90%	to		11.28%
Federated High Yield Trust (FHYT)
2008	0.95%	to	1.90%	146,497	9.75	to	8.97	1,367,641	8.64%	-28.81%	to		-29.49%
2007	0.95%	to	1.90%	136,346	13.69	to	12.72	1,793,190	7.65%	2.17%	to		1.18%
2006	0.95%	to	1.90%	194,727	13.40	to	12.57	2,507,604	7.75%	10.16%	to		9.10%
2005	0.95%	to	1.90%	173,763	12.17	to	11.52	2,037,470	7.54%	1.46%	to		0.49%
2004	0.95%	to	1.85%	202,267	11.99	to	11.49	2,340,085	9.67%	10.57%	to		9.57%
Federated Intermediate Corporate Bond Fund - Institutional Service (FIIF)
2008	0.95%	to	1.90%	53,935	12.83	to	11.85	679,230	5.15%	-8.13%	to		-9.01%
2007	0.95%	to	1.90%	57,926	13.97	to	13.03	797,935	4.98%	4.74%	to		3.73%
2006	0.95%	to	1.90%	54,941	13.34	to	12.56	725,837	4.22%	3.31%	to		2.32%
2005	0.95%	to	1.90%	66,370	12.91	to	12.27	850,195	5.00%	1.09%	to		0.12%
2004	0.95%	to	1.85%	68,364	12.77	to	12.29	866,946	3.94%	2.24%	to		1.31%
Federated Investment Series Funds, Inc. - Bond Fund - Class F (FBDF)
2008	0.95%	to	2.05%	116,421	13.59	to	12.34	1,665,806	6.34%	-11.20%	to		-12.19%
2007	0.95%	to	2.05%	138,311	15.31	to	14.05	2,225,704	5.31%	4.05%	to		2.89%
2006	0.95%	to	2.05%	139,144	14.71	to	13.66	2,175,503	5.51%	4.82%	to		3.66%
2005	0.95%	to	2.05%	159,931	14.03	to	13.17	2,396,452	5.70%	0.92%	to		-0.20%
2004	0.95%	to	2.05%	162,608	13.91	to	13.20	2,414,432	6.06%	5.77%	to		4.59%
Fidelity(R) Advisor Balanced Fund - Class A (FABA)
2008	0.95%	to	1.50%	35,526	8.52	to	8.12	297,253	1.96%	-32.50%	to		-32.87%
2007	0.95%	to	1.50%	42,101	12.63	to	12.10	523,426	1.78%	7.46%	to		6.86%
2006	0.95%	to	1.50%	48,763	11.75	to	11.32	565,605	1.78%	10.46%	to		9.85%
2005	0.95%	to	1.50%	62,215	10.64	to	10.31	654,878	1.93%	4.29%	to		3.71%
2004	0.95%	to	1.70%	77,870	10.20	to	9.84	788,131	2.36%	4.19%	to		3.40%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) Advisor Balanced Fund - Class T (FAB)
2008	1.30%			68,727	$12.26			$842,534	1.71%	-32.86%
2007	1.30%			76,411	18.26			1,395,238	1.56%	6.81%
2006	1.30%			73,978	17.10			1,264,717	1.74%	9.85%
2005	1.30%			73,624	15.56			1,145,848	1.67%	3.61%
2004	1.30%			85,032	15.02			1,277,305	2.10%	3.60%
Fidelity(R) Advisor Equity-Growth Fund - Class A (FAEGA)
2008	0.95%	to	1.65%	140,144	4.74	to	4.47	651,442	0.11%	-47.46%	to	-47.83%
2007	0.95%	to	1.65%	157,844	9.02	to	8.56	1,401,468	0.00%	25.11%	to	24.22%
2006	0.95%	to	1.65%	125,406	7.21	to	6.89	894,569	0.00%	5.53%	to	4.79%
2005	0.95%	to	1.65%	135,715	6.83	to	6.58	919,599	0.00%	4.38%	to	3.65%
2004	0.95%	to	1.70%	196,942	6.54	to	6.33	1,280,886	0.00%	1.87%	to	1.10%
Fidelity(R) Advisor Equity-Income Fund - Class A (FAEIA)
2008	0.95%	to	1.90%	234,094	9.45	to	8.69	2,164,344	1.43%	-41.18%	to	-41.74%
2007	0.95%	to	1.90%	269,954	16.06	to	14.91	4,262,609	1.12%	2.58%	to	1.59%
2006	0.95%	to	1.90%	286,632	15.65	to	14.68	4,428,184	1.09%	15.96%	to	14.86%
2005	0.95%	to	1.90%	313,369	13.50	to	12.78	4,189,354	0.95%	5.42%	to	4.41%
2004	0.95%	to	1.90%	315,936	12.80	to	12.24	4,012,980	0.93%	11.06%	to	9.99%
Fidelity(R) Advisor Equity-Income Fund - Class T (FAEI)
2008	1.30%			127,058	14.64			1,859,519	1.18%	-41.53%
2007	1.30%			152,824	25.03			3,825,211	0.86%	2.00%
2006	1.30%			185,763	24.54			4,558,425	1.03%	15.32%
2005	1.30%			200,850	21.28			4,273,989	0.73%	4.80%
2004	1.30%			207,282	20.31			4,208,916	0.78%	10.44%
Fidelity(R) Advisor Growth Opportunities Fund - Class A (FAGOA)
2008	0.95%	to	1.90%	61,783	4.50	to	4.14	272,500	0.00%	-55.73%	to	-56.16%
2007	0.95%	to	1.90%	68,649	10.17	to	9.45	682,838	0.00%	21.89%	to	20.72%
2006	0.95%	to	1.90%	70,456	8.35	to	7.83	576,813	0.00%	4.03%	to	3.04%
2005	0.95%	to	1.90%	121,384	8.02	to	7.60	959,159	0.23%	7.60%	to	6.57%
2004	0.95%	to	1.90%	77,514	7.46	to	7.13	571,773	0.59%	6.07%	to	5.05%
Fidelity(R) Advisor Growth Opportunities Fund - Class T (FAGO)
2008	1.30%			170,528	7.88			1,343,043	0.00%	-55.96%
2007	1.30%			223,593	17.88			3,998,681	0.00%	21.26%
2006	1.30%			235,646	14.75			3,475,475	0.00%	3.53%
2005	1.30%			294,745	14.25			4,198,792	0.02%	7.03%
2004	1.30%			330,246	13.31			4,395,405	0.28%	5.56%
Fidelity(R) Advisor High Income Advantage Fund - Class T (FAHY)
2008	0.95%	to	1.90%	53,238	9.91	to	9.11	612,390	7.09%	-39.52%	to	-40.10%
2007	0.95%	to	1.90%	76,043	16.38	to	15.21	1,442,388	6.40%	1.25%	to	0.27%
2006	0.95%	to	1.90%	118,500	16.18	to	15.17	2,245,182	6.45%	14.50%	to	13.40%
2005	0.95%	to	1.90%	153,451	14.13	to	13.38	2,568,910	6.55%	3.62%	to	2.63%
2004	0.95%	to	1.90%	198,711	13.64	to	13.04	3,230,752	8.41%	13.76%	to	12.67%
Fidelity(R) Advisor Overseas Fund - Class A (FAOA)
2008	0.95%	to	1.50%	1,180	8.02	to	7.66	9,267	1.07%	-43.58%	to	-43.89%
2007	0.95%	to	1.90%	1,459	14.21	to	13.25	20,229	1.36%	15.90%	to	14.79%
2006	0.95%	to	1.90%	1,467	12.26	to	11.55	17,610	0.17%	17.83%	to	16.70%
2005	0.95%	to	1.90%	19,671	10.41	to	9.89	202,627	0.83%	13.23%	to	12.15%
2004	0.95%	to	1.90%	30,133	9.19	to	8.82	274,810	0.14%	11.93%	to	10.86%
Fidelity(R) Asset Manager(TM) (FAM)
2008	1.30%			84,558	16.70			1,412,125	2.87%	-28.74%
2007	1.30%			96,918	23.44			2,271,357	3.09%	4.94%
2006	1.30%			114,369	22.33			2,554,173	2.83%	7.77%
2005	1.30%			155,360	20.72			3,219,428	2.23%	2.68%
2004	1.30%			193,635	20.18			3,907,903	2.46%	4.03%
Fidelity(R) Capital & Income Fund (FCI)
2008	1.30%			4,633	54.26			251,407	7.46%	-32.79%
2007	1.30%			4,872	80.73			393,334	5.86%	2.46%
2006	1.30%			5,826	78.80			459,068	6.17%	11.58%
2005	1.30%			6,767	70.62			477,891	5.89%	3.68%
2004	1.30%			7,899	68.11			538,029	7.26%	11.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) Equity-Income Fund (FEI)
2008	1.30%			70,057	$68.57			$4,803,660	2.11%	-42.40%
2007	1.30%			78,213	119.05			9,310,928	1.73%	0.07%
2006	1.30%			93,962	118.96			11,177,642	1.61%	18.25%
2005	1.30%			104,705	100.60			10,532,987	1.56%	4.36%
2004	1.30%			112,880	96.39			10,880,437	1.56%	9.84%
Fidelity(R) Magellan(R) Fund (FMG)
2008	1.30%			340,576	17.99			6,125,802	0.14%	-50.06%
2007	1.30%			409,548	36.02			14,750,208	0.43%	17.27%
2006	1.30%			510,739	30.71			15,685,270	0.49%	5.83%
2005	1.30%			636,228	29.02			18,463,355	0.89%	5.04%
2004	1.30%			737,378	27.63			20,371,875	1.18%	6.10%
Fidelity(R) Puritan(R) Fund (FPR)
2008	1.30%			192,799	24.34			4,692,229	2.78%	-30.08%
2007	1.30%			239,711	34.81			8,344,053	2.83%	4.79%
2006	1.30%			286,741	33.22			9,525,181	2.95%	13.29%
2005	1.30%			333,373	29.32			9,775,061	2.54%	3.31%
2004	1.30%			379,994	28.38			10,784,970	2.39%	7.85%
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2008	1.30%			872	19.72			17,198	9.00%	-25.96%
2007	1.30%			872	26.64			23,228	8.43%	1.44%
2006	1.30%			873	26.26			22,924	7.82%	9.79%
2005	1.30%			874	23.92			20,903	14.72%	1.37%
2004	1.30%			875	23.59			20,644	12.36%	8.17%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2008	0.95%	to	1.65%	192,827	9.77	to	9.46	1,861,786	2.31%	-44.48%	to	-44.87%
2007	0.95%	to	1.65%	206,096	17.60	to	17.15	3,591,592	3.02%	15.94%	to	15.12%
2006	0.95%	to	1.60%	188,000	15.18	to	14.92	2,832,836	0.53%	16.70%	to	15.93%
2005	0.95%	to	1.60%	68,873	13.01	to	12.87	891,815	0.27%	17.62%	to	16.85%
2004	0.95%	to	1.60%	46,477	11.06	to	11.01	513,365	0.00%	10.63%	to	10.14	%(a) (b)
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)
2008	0.95%	to	1.90%	429,113	11.40	to	10.49	5,060,629	0.88%	-38.69%	to	-39.28%
2007	0.95%	to	1.90%	515,438	18.59	to	17.27	9,963,434	2.55%	1.99%	to	1.00%
2006	0.95%	to	1.90%	511,413	18.23	to	17.10	9,777,596	1.70%	16.86%	to	15.74%
2005	0.95%	to	1.90%	517,613	15.60	to	14.77	8,515,920	1.45%	8.94%	to	7.90%
2004	0.95%	to	1.90%	476,078	14.32	to	13.69	7,233,403	1.58%	12.42%	to	11.34%
Franklin Small-Mid Cap Growth Fund I - Class A (FSCG)
2008	0.95%	to	1.90%	178,924	5.26	to	4.84	923,208	0.00%	-43.06%	to	-43.61%
2007	0.95%	to	1.90%	216,319	9.24	to	8.58	1,969,995	0.00%	10.60%	to	9.54%
2006	0.95%	to	1.90%	289,296	8.35	to	7.83	2,392,681	0.00%	6.50%	to	5.48%
2005	0.95%	to	1.90%	319,814	7.84	to	7.42	2,489,754	0.10%	9.50%	to	8.45%
2004	0.95%	to	1.90%	435,237	7.16	to	6.84	3,094,272	0.00%	11.96%	to	10.89%
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.95%	to	1.65%	243,351	10.24	to	9.90	2,453,939	2.52%	-40.96%	to	-41.38%
2007	0.95%	to	1.65%	266,843	17.34	to	16.89	4,573,075	2.24%	14.34%	to	13.53%
2006	0.95%	to	1.65%	280,958	15.16	to	14.88	4,224,492	1.30%	20.31%	to	19.46%
2005	0.95%	to	1.65%	233,560	12.60	to	12.45	2,927,966	1.29%	9.09%	to	8.32%
2004	0.95%	to	1.65%	206,884	11.55	to	11.50	2,385,079	0.49%	15.52%	to	14.98	%(a) (b)
Franklin Value Investors Trust - Balance Sheet Investment Fund - Class A (FRBSI)
2008	0.95%	to	1.65%	186,547	14.21	to	13.40	2,602,134	1.34%	-36.62%	to	-37.07%
2007	0.95%	to	1.85%	204,076	22.42	to	20.99	4,507,348	1.04%	-4.28%	to	-5.16%
2006	0.95%	to	1.85%	200,922	23.43	to	22.13	4,641,285	1.36%	15.25%	to	14.21%
2005	0.95%	to	1.85%	175,926	20.33	to	19.38	3,530,946	0.88%	9.85%	to	8.86%
2004	0.95%	to	1.85%	121,505	18.50	to	17.80	2,225,352	0.89%	24.12%	to	22.99%
Janus Adviser Series - Balanced Fund - Class S (JABR)
2008	0.95%	to	1.65%	109,127	11.08	to	10.45	1,192,486	2.09%	-15.63%	to	-16.22%
2007	0.95%	to	1.65%	87,699	13.13	to	12.47	1,134,521	2.43%	8.80%	to	8.03%
2006	0.95%	to	1.65%	106,188	12.07	to	11.54	1,265,873	1.42%	9.35%	to	8.58%
2005	0.95%	to	1.70%	129,865	11.04	to	10.60	1,417,997	1.44%	6.65%	to	5.84%
2004	0.95%	to	1.90%	127,676	10.35	to	9.93	1,308,970	1.53%	7.39%	to	6.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Adviser Series - International Growth Fund - Class S (JAIGR)
2008	1.20%	to	1.50%	4,368	$9.21	to	8.98	$40,083	3.43%	-49.63%	to	-49.78%
2007	1.20%	to	1.90%	4,431	18.28	to	17.37	80,714	2.47%	24.62%	to	23.74%
2006	1.20%	to	1.90%	4,626	14.67	to	14.03	67,660	0.83%	42.90%	to	41.89%
2005	1.20%	to	1.90%	4,763	10.27	to	9.89	48,758	0.57%	30.15%	to	29.24%
2004	1.20%	to	1.90%	6,398	7.89	to	7.65	50,327	0.08%	18.41%	to	17.58%
Janus Adviser Series - Worldwide Fund - Class S (JAWGR)
2008	0.95%	to	1.90%	52,632	4.60	to	4.24	236,991	0.57%	-45.23%	to	-45.75%
2007	0.95%	to	1.90%	59,906	8.39	to	7.82	493,594	0.17%	7.88%	to	6.84%
2006	0.95%	to	1.90%	70,080	7.78	to	7.32	536,746	1.72%	15.82%	to	14.72%
2005	0.95%	to	1.90%	92,412	6.72	to	6.38	612,548	0.68%	5.06%	to	4.06%
2004	0.95%	to	1.90%	132,162	6.39	to	6.14	835,980	0.28%	3.74%	to	2.74%
Janus Equity Funds - Janus Fund (JF)
2008	0.95%	to	2.05%	342,863	4.35	to	3.95	3,522,123	0.58%	-40.41%	to	-41.07%
2007	0.95%	to	2.05%	442,645	7.30	to	6.70	7,474,855	0.50%	14.12%	to	12.85%
2006	0.95%	to	2.05%	516,839	6.40	to	5.94	7,573,724	0.33%	9.54%	to	8.33%
2005	0.95%	to	2.05%	587,461	5.84	to	5.48	7,869,103	0.06%	2.99%	to	1.85%
2004	0.95%	to	2.05%	710,079	5.67	to	5.38	9,546,393	0.00%	3.69%	to	2.54%
Janus Equity Funds - Janus Twenty Fund (JTF)
2008	0.95%	to	1.90%	702,689	5.16	to	4.74	13,313,774	0.01%	-42.52%	to	-43.08%
2007	0.95%	to	1.90%	763,202	8.98	to	8.34	26,571,915	0.21%	34.64%	to	33.35%
2006	0.95%	to	1.90%	878,681	6.67	to	6.25	22,841,154	0.57%	11.23%	to	10.17%
2005	0.95%	to	1.90%	1,016,777	5.99	to	5.67	23,689,667	0.20%	8.38%	to	7.35%
2004	0.95%	to	1.90%	1,174,936	5.53	to	5.29	24,875,542	0.03%	22.72%	to	21.54%
Janus Equity Funds - Janus Worldwide Fund (JWF)
2008	0.95%	to	1.45%	211,026	4.09	to	3.91	2,121,683	0.80%	-45.54%	to	-45.82%
2007	0.95%	to	1.45%	284,148	7.51	to	7.22	5,184,712	0.50%	8.19%	to	7.64%
2006	0.95%	to	1.50%	340,387	6.94	to	6.69	5,786,091	1.20%	16.78%	to	16.14%
2005	0.95%	to	1.50%	435,577	5.94	to	5.76	6,381,844	1.03%	4.84%	to	4.26%
2004	0.95%	to	1.50%	552,324	5.67	to	5.52	7,768,920	0.65%	4.53%	to	3.95%
Lazard U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2008	0.95%	to	1.90%	110,931	11.36	to	10.45	1,350,395	0.00%	-35.35%	to	-35.98%
2007	0.95%	to	1.90%	118,811	17.58	to	16.33	2,240,523	0.00%	-7.49%	to	-8.39%
2006	0.95%	to	1.90%	139,652	19.00	to	17.82	2,859,414	0.00%	15.66%	to	14.56%
2005	0.95%	to	1.90%	164,638	16.43	to	15.56	2,918,919	0.00%	2.94%	to	1.96%
2004	0.95%	to	1.90%	194,132	15.96	to	15.26	3,342,506	0.02%	13.81%	to	12.72%
MFS(R) Strategic Income Fund - Class A (MSI)
2008	1.30%			56,765	12.17			691,060	7.47%	-12.96%
2007	1.30%			62,675	13.99			876,658	5.73%	2.23%
2006	1.30%			66,662	13.68			912,120	6.00%	5.44%
2005	1.30%			78,799	12.98			1,022,538	6.04%	0.76%
2004	1.30%			69,176	12.88			890,884	5.95%	6.91%
Nationwide Bond Fund - Class D (NBF)
2008	0.95%	to	2.05%	29,775	14.33	to	13.01	1,245,419	4.97%	-5.53%	to	-6.58%
2007	0.95%	to	2.05%	34,015	15.17	to	13.93	1,447,779	4.82%	5.09%	to	3.92%
2006	0.95%	to	2.05%	22,512	14.44	to	13.40	321,978	4.76%	3.41%	to	2.26%
2005	0.95%	to	2.05%	30,706	13.96	to	13.10	425,554	4.44%	2.15%	to	1.02%
2004	0.95%	to	2.05%	31,530	13.67	to	12.97	428,495	4.63%	3.83%	to	2.68%
Tax qualified
2006	1.30%			24,457	59.17			1,447,190	4.76%	3.04%
2005	1.30%			28,025	57.42			1,609,330	4.44%	1.79%
2004	1.30%			32,581	56.42			1,838,084	4.63%	3.47%
Non-tax qualified
2006	1.30%			72	58.92			4,242	4.76%	3.04%
2005	1.30%			72	57.18			4,117	4.44%	1.79%
2004	1.30%			72	56.17			4,045	4.63%	3.47%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Bond Index Fund - Class A (NBIXA)
2008	0.95%	to	1.65%	23,594	$14.34	to	13.52	$329,974	4.43%	3.46%	to	2.73%
2007	0.95%	to	1.65%	23,942	13.86	to	13.16	324,184	4.52%	5.30%	to	4.55%
2006	0.95%	to	1.65%	22,784	13.16	to	12.59	294,326	4.03%	2.76%	to	2.04%
2005	0.95%	to	1.65%	21,251	12.81	to	12.34	268,493	3.76%	0.90%	to	0.19%
2004	0.95%	to	1.65%	20,255	12.69	to	12.32	254,381	3.62%	2.75%	to	2.02%
Nationwide Fund - Class D (NF)
2008	0.95%	to	1.65%	51,448	6.95	to	6.54	2,250,187	1.44%	-42.07%	to	-42.48%
2007	0.95%	to	1.65%	61,692	12.00	to	11.37	4,648,533	1.05%	6.88%	to	6.12%
2006	0.95%	to	1.65%	28,674	11.23	to	10.71	316,831	1.08%	12.77%	to	11.97%
2005	0.95%	to	1.65%	39,655	9.96	to	9.57	389,996	0.82%	6.34%	to	5.60%
2004	0.95%	to	1.65%	39,211	9.36	to	9.06	363,697	1.17%	8.73%	to	7.96%
Tax qualified
2006	1.30%			35,190	137.07			4,823,587	1.08%	12.37%
2005	1.30%			42,114	121.99			5,137,308	0.82%	5.97%
2004	1.30%			48,114	115.11			5,538,559	1.17%	8.35%
Non-tax qualified
2006	1.30%			55	142.78			7,853	1.08%	12.37%
2005	1.30%			56	127.06			7,115	0.82%	5.97%
2004	1.30%			56	119.90			6,715	1.17%	8.35%
Nationwide Government Bond Fund - Class D (NGBF)
2008	0.95%	to	1.90%	240,841	15.97	to	14.69	4,052,977	4.16%	6.96%	to	5.94%
2007	0.95%	to	1.90%	234,956	14.93	to	13.87	3,709,572	4.19%	6.71%	to	5.68%
2006	0.95%	to	1.90%	281,627	13.99	to	13.12	4,181,154	4.15%	2.87%	to	1.89%
2005	0.95%	to	1.90%	332,211	13.60	to	12.88	4,825,019	3.93%	1.80%	to	0.83%
2004	0.95%	to	1.90%	423,678	13.36	to	12.77	6,055,314	3.76%	2.44%	to	1.46%
Nationwide Growth Fund - Class A (NGFA)
2008	0.95%	to	1.45%	36,305	8.58	to	8.36	306,674	0.16%	-39.45%	to	-39.75%
2007	0.95%	to	1.45%	38,025	14.16	to	13.88	532,049	0.24%	18.14%	to	17.54%
2006	0.95%	to	1.45%	35,920	11.99	to	11.81	426,705	0.00%	5.00%	to	4.47%
2005	0.95%	to	1.45%	59,143	11.42	to	11.30	671,279	0.04%	5.11%	to	4.58%
2004	0.95%	to	1.45%	49,930	10.86	to	10.81	540,838	0.14%	6.77%	to	6.23%
Nationwide Growth Fund - Class D (NGF)
2008	0.95%	to	1.45%	14,627	4.20	to	4.02	347,429	0.35%	-39.29%	to	-39.59%
2007	0.95%	to	1.45%	18,612	6.91	to	6.65	713,883	0.27%	18.46%	to	17.86%
2006	0.95%	to	1.45%	11,189	5.84	to	5.64	64,792	0.00%	5.30%	to	4.77%
2005	0.95%	to	1.45%	24,246	5.54	to	5.39	133,511	0.12%	5.54%	to	5.01%
2004	0.95%	to	1.45%	31,341	5.25	to	5.13	163,434	0.19%	7.09%	to	6.54%
Tax qualified
2006	1.30%			11,313	70.50			797,599	0.00%	4.93%
2005	1.30%			15,445	67.19			1,037,727	0.12%	5.17%
2004	1.30%			18,003	63.88			1,150,114	0.19%	6.71%
Non-tax qualified
2006	1.30%			115	74.44			8,561	0.00%	4.93%
2005	1.30%			115	70.94			8,158	0.12%	5.17%
2004	1.30%			116	67.45			7,825	0.19%	6.71%
Nationwide International Index Fund - Class A (NIIXA)
2008	1.10%	to	1.90%	1,612	8.31	to	7.77	13,236	3.10%	-43.05%	to	-43.51%
2007	1.10%	to	1.90%	1,690	14.59	to	13.75	24,400	2.43%	8.94%	to	8.05%
2006	1.10%	to	1.90%	1,781	13.39	to	12.73	23,622	2.31%	24.26%	to	23.25%
2005	1.10%	to	1.90%	1,811	10.78	to	10.33	19,359	1.54%	12.27%	to	11.37%
2004	1.10%	to	1.90%	4,530	9.60	to	9.27	43,218	0.18%	17.83%	to	16.87%
Nationwide Investor Destinations Aggressive Fund - Service Class (IDAS)
2008	0.95%	to	1.65%	170,493	8.02	to	7.57	1,341,167	1.97%	-37.37%	to	-37.82%
2007	0.95%	to	1.65%	167,063	12.81	to	12.17	2,107,296	2.98%	4.88%	to	4.13%
2006	0.95%	to	1.65%	149,364	12.22	to	11.69	1,800,016	1.14%	15.72%	to	14.90%
2005	0.95%	to	1.65%	124,879	10.56	to	10.17	1,304,515	2.02%	6.82%	to	6.07%
2004	0.95%	to	1.60%	76,169	9.88	to	9.61	745,692	1.77%	12.92%	to	12.18%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Investor Destinations Conservative Fund - Service Class (IDCS)
2008	0.95%	to	1.60%	148,614	$11.66	to	11.04	$1,708,765	2.84%	-7.07%	to	-7.68%
2007	0.95%	to	1.55%	181,530	12.54	to	12.00	2,260,989	3.87%	4.34%	to	3.70%
2006	0.95%	to	1.55%	171,840	12.02	to	11.57	2,043,840	2.97%	5.11%	to	4.47%
2005	0.95%	to	1.55%	144,727	11.44	to	11.08	1,640,306	2.64%	2.22%	to	1.60%
2004	0.95%	to	1.55%	124,360	11.19	to	10.90	1,381,387	2.24%	3.78%	to	3.15%
Nationwide Investor Destinations Moderate Fund - Service Class (IDMS)
2008	0.95%	to	1.90%	589,087	9.69	to	8.95	5,605,638	2.47%	-23.90%	to	-24.63%
2007	0.95%	to	1.90%	629,646	12.74	to	11.88	7,897,722	3.60%	4.55%	to	3.55%
2006	0.95%	to	1.90%	778,859	12.18	to	11.47	9,384,597	1.88%	10.33%	to	9.28%
2005	0.95%	to	1.90%	685,861	11.04	to	10.50	7,507,153	2.55%	4.40%	to	3.41%
2004	0.95%	to	1.75%	408,308	10.58	to	10.22	4,281,135	2.10%	8.38%	to	7.50%
Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2008	0.95%	to	1.90%	376,422	8.78	to	8.11	3,238,223	2.24%	-31.96%	to	-32.62%
2007	0.95%	to	1.90%	373,509	12.91	to	12.04	4,736,061	3.19%	5.16%	to	4.15%
2006	0.95%	to	1.90%	317,275	12.28	to	11.56	3,833,765	1.44%	13.36%	to	12.27%
2005	0.95%	to	1.90%	280,453	10.83	to	10.30	2,998,826	2.31%	6.02%	to	5.01%
2004	0.95%	to	1.85%	156,228	10.21	to	9.83	1,578,276	1.46%	11.03%	to	10.02%
Nationwide Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2008	0.95%	to	1.60%	148,381	10.77	to	10.20	1,568,784	2.71%	-15.80%	to	-16.35%
2007	0.95%	to	1.65%	197,681	12.79	to	12.15	2,496,673	3.58%	4.78%	to	4.03%
2006	0.95%	to	1.65%	209,987	12.21	to	11.68	2,535,819	2.46%	7.47%	to	6.71%
2005	0.95%	to	1.65%	169,351	11.36	to	10.94	1,906,350	2.75%	3.41%	to	2.69%
2004	0.95%	to	1.65%	112,334	10.98	to	10.66	1,227,135	2.30%	6.04%	to	5.30%
Nationwide Large Cap Value Fund - Class A (PRLVA)
2008	0.95%	to	1.65%	138,197	10.60	to	9.97	1,413,338	1.47%	-34.78%	to	-35.24%
2007	0.95%	to	1.65%	163,103	16.26	to	15.40	2,562,249	1.00%	-3.44%	to	-4.13%
2006	0.95%	to	1.65%	189,451	16.84	to	16.06	3,086,672	1.12%	19.89%	to	19.05%
2005	0.95%	to	1.65%	149,960	13.99	to	13.44	2,032,432	1.06%	6.26%	to	5.51%
2004	0.95%	to	1.65%	117,301	13.16	to	12.74	1,500,937	1.05%	14.78%	to	13.97%
Nationwide Mid Cap Market Index Fund - Class A (NMCIXA)
2008	0.95%	to	1.90%	79,224	9.74	to	9.00	758,642	0.77%	-37.33%	to	-37.93%
2007	0.95%	to	2.10%	101,347	15.54	to	14.28	1,554,704	1.21%	6.22%	to	4.98%
2006	0.95%	to	2.10%	114,194	14.63	to	13.61	1,653,775	1.27%	8.54%	to	7.28%
2005	0.95%	to	1.90%	73,263	13.48	to	12.82	977,790	0.93%	10.76%	to	9.71%
2004	0.95%	to	1.90%	64,225	12.17	to	11.69	775,258	0.42%	14.48%	to	13.39%
Nationwide Money Market Fund - Prime (MMF)
2008	1.30%			439,070	25.01			10,979,785	2.09%	0.76%
2007	1.30%			441,241	31.45			10,974,601	4.69%	3.48%
2006	1.30%			441,699	23.98			10,592,824	4.53%	3.20%
2005	1.30%			387,808	23.24			9,011,956	2.89%	1.38%
2004	1.30%			412,803	22.92			9,461,896	0.86%	-0.48%
Tax qualified
2008	1.30%			2,384	31.49			75,069	2.09%	0.76%
2006	1.30%			3,617	30.20			109,226	4.53%	3.20%
2005	1.30%			4,426	29.26			129,511	2.89%	1.38%
2004	1.30%			5,046	28.86			145,638	0.86%	-0.48%
Non-tax qualified
2008	1.30%			223	31.69			7,066	2.09%	0.76%
2006	1.30%			820	30.39			24,919	4.53%	3.20%
2005	1.30%			822	29.45			24,205	2.89%	1.38%
2004	1.30%			825	29.04			23,962	0.86%	-0.48%
Nationwide Money Market Fund - Service Class (MMFR)
2008	0.95%	to	1.90%	858,237	11.57	to	10.64	9,814,845	1.95%	1.03%	to	0.07%
2007	0.95%	to	1.90%	716,972	11.45	to	10.64	8,125,799	4.38%	3.75%	to	2.75%
2006	0.95%	to	1.90%	640,190	11.04	to	10.35	6,997,751	4.18%	3.39%	to	2.40%
2005	0.95%	to	2.25%	449,909	10.68	to	9.59	4,750,529	3.77%	1.60%	to	0.27%
2004	0.95%	to	2.25%	260,132	10.51	to	9.57	2,706,289	0.46%	-0.28%	to	-1.59%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide S&P 500 Index Fund - Service Class (NIXR)
2008	0.95%	to	2.05%	316,384	$6.25	to	5.67	$2,031,180	1.61%	-38.05%	to		-38.74%
2007	0.95%	to	2.05%	371,525	10.08	to	9.25	3,878,814	1.41%	3.76%	to		2.60%
2006	0.95%	to	2.25%	429,809	9.72	to	10.48	4,275,167	1.34%	14.06%	to		12.57%
2005	0.95%	to	2.25%	460,212	8.52	to	9.31	4,044,529	1.24%	3.26%	to		1.90%
2004	0.95%	to	2.25%	427,342	8.25	to	9.14	3,652,845	1.28%	9.25%	to		7.81%
Nationwide Small Cap Index Fund - Class A (NSCIXA)
2008	0.95%	to	1.65%	68,434	9.51	to	8.97	639,017	0.70%	-34.70%	to		-35.17%
2007	0.95%	to	1.65%	70,511	14.56	to	13.83	1,011,989	1.25%	-3.35%	to		-4.04%
2006	0.95%	to	1.65%	97,827	15.06	to	14.41	1,458,075	1.37%	16.09%	to		15.27%
2005	0.95%	to	1.65%	61,125	12.98	to	12.50	785,085	0.80%	3.35%	to		2.62%
2004	0.95%	to	1.65%	65,067	12.56	to	12.18	811,847	0.70%	16.64%	to		15.82%
Nationwide Value Opportunities Fund - Class A (NVOA)
2008	0.95%	to	1.60%	13,461	10.12	to	9.58	134,464	0.22%	-36.46%	to		-36.87%
2007	0.95%	to	1.60%	14,042	15.92	to	15.18	220,907	0.00%	-8.52%	to		-9.12%
2006	0.95%	to	1.60%	17,052	17.41	to	16.71	293,641	0.00%	16.73%	to		15.96%
2005	0.95%	to	1.60%	21,774	14.91	to	14.41	321,355	0.12%	6.87%	to		6.17%
2004	0.95%	to	1.60%	45,590	13.95	to	13.57	632,586	0.07%	12.33%	to		11.59%
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	1.30%			105,894	8.93			946,155	2.15%	-37.67%
2007	1.30%			88,936	14.33			1,274,798	1.92%	4.57%
2006	1.30%			71,501	13.71			980,064	2.08%	15.35%
2005	1.30%			23,675	11.88			281,322	2.43%	6.53%
2004	1.30%			8,041	11.15			89,690	2.03%	11.54%			(a) (b)
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	1.30%			11,637	10.66			124,022	3.40%	-7.24%
2007	1.30%			9,730	11.49			111,797	3.81%	4.00%
2006	1.30%			4,408	11.05			48,698	3.09%	4.79%
2005	1.30%			2,998	10.54			31,608	2.10%	1.97%
2004	1.30%			30	10.34			310	3.23%	3.39%			(a) (b)
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	1.30%			118,611	9.73			1,153,663	2.78%	-24.19%
2007	1.30%			117,113	12.83			1,502,660	2.86%	4.28%
2006	1.30%			91,583	12.30			1,126,874	2.61%	9.91%
2005	1.30%			81,006	11.20			906,866	2.44%	3.98%
2004	1.30%			47,710	10.77			513,679	2.23%	7.67%			(a) (b)
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	1.30%			176,763	9.32			1,647,885	2.48%	-32.28%
2007	1.30%			154,475	13.77			2,126,683	2.16%	4.76%
2006	1.30%			172,773	13.14			2,270,454	2.35%	13.06%
2005	1.30%			83,390	11.62			969,300	2.06%	5.68%
2004	1.30%			48,890	11.00			537,718	1.75%	9.99%			(a) (b)
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	1.30%			39,270	10.22			401,164	3.27%	-16.15%
2007	1.30%			18,241	12.18			222,229	3.27%	4.48%
2006	1.30%			13,164	11.66			153,505	2.63%	7.02%
2005	1.30%			7,929	10.90			86,397	2.76%	3.13%
2004	1.30%			1,048	10.57			11,073	1.90%	5.66%			(a) (b)
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	0.95%	to	1.50%	17,226	9.17	to	8.80	154,660	2.77%	-26.26%	to		-26.67%
2007	0.95%	to	1.50%	16,842	12.43	to	12.00	205,864	1.98%	3.63%	to		3.05%
2006	0.95%	to	1.50%	20,618	12.00	to	11.64	243,931	2.29%	11.19%	to		10.57%
2005	0.95%	to	1.50%	21,649	10.79	to	10.53	231,136	2.18%	1.57%	to		1.01%
2004	0.95%	to	1.50%	13,825	10.62	to	10.42	145,621	2.23%	7.46%	to		6.86%
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
2008	1.00%	to	1.30%	5,488	6.08	to	6.07	33,359	0.00%	-39.17%	to	-39.29	%(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Genesis Fund - Trust Class (NBGST)
2008	0.95%	to	1.90%	506,634	$19.04	to	17.51	$9,690,345	0.00%	-33.49%	to	-34.13%
2007	0.95%	to	1.90%	569,440	28.63	to	26.59	16,441,025	0.14%	20.64%	to	19.48%
2006	0.95%	to	1.90%	681,574	23.73	to	22.25	16,358,793	1.09%	6.24%	to	5.22%
2005	0.95%	to	1.90%	807,488	22.34	to	21.15	18,319,479	0.00%	15.20%	to	14.10%
2004	0.95%	to	1.90%	738,855	19.39	to	18.54	14,615,405	0.00%	17.55%	to	16.42%
Neuberger Berman Guardian Fund - Investor Class (NBGF)
2008	1.30%			93,599	15.02			1,405,916	0.39%	-39.02%
2007	1.30%			99,765	24.63			2,457,404	0.61%	6.21%
2006	1.30%			123,393	23.19			2,861,814	0.33%	12.01%
2005	1.30%			148,320	20.71			3,071,220	0.65%	7.03%
2004	1.30%			167,914	19.35			3,248,495	0.29%	14.55%
Neuberger Berman Guardian Fund - Trust Class (NBGT)
2008	0.95%	to	1.45%	15,586	8.04	to	7.69	122,622	0.34%	-38.86%	to	-39.17%
2007	0.95%	to	1.45%	22,233	13.15	to	12.65	287,874	0.72%	6.36%	to	5.82%
2006	0.95%	to	1.50%	17,972	12.36	to	11.91	218,524	0.20%	12.24%	to	11.62%
2005	0.95%	to	1.50%	27,967	11.01	to	10.67	303,702	0.48%	7.23%	to	6.64%
2004	0.95%	to	1.50%	39,609	10.27	to	10.01	402,509	0.22%	14.83%	to	14.20%
Neuberger Berman Partners Fund - Investor Class (PF)
2008	1.30%			124,626	19.77			2,463,697	0.30%	-52.61%
2007	1.30%			142,633	41.72			5,950,033	0.32%	8.66%
2006	1.30%			174,025	38.39			6,681,163	0.60%	11.73%
2005	1.30%			208,718	34.36			7,172,124	1.01%	16.46%
2004	1.30%			185,415	29.51			5,470,922	0.70%	17.66%
Neuberger Berman Partners Fund - Trust Class (NBPT)
2008	0.95%	to	1.90%	25,492	7.74	to	7.12	194,979	0.27%	-52.52%	to	-52.98%
2007	0.95%	to	1.90%	27,172	16.31	to	15.15	438,739	0.25%	8.79%	to	7.74%
2006	0.95%	to	1.90%	42,201	14.99	to	14.06	621,923	0.45%	11.97%	to	10.90%
2005	0.95%	to	1.90%	43,693	13.39	to	12.68	576,139	0.51%	16.69%	to	15.58%
2004	0.95%	to	1.90%	31,510	11.47	to	10.97	358,723	0.66%	17.89%	to	16.76%
Neuberger Berman Short Duration Bond Fund - Investor Class (NLMB)
2008	1.30%			59,145	12.66			748,858	5.17%	-17.13%
2007	1.30%			69,314	15.28			1,058,965	5.48%	3.98%
2006	1.30%			66,778	14.69			981,208	4.61%	2.83%
2005	1.30%			72,068	14.29			1,029,836	3.86%	0.25%
2004	1.30%			90,347	14.25			1,287,763	3.60%	-0.39%
Neuberger Berman Socially Responsive Fund - Trust Class (NBSRT)
2008	0.95%	to	1.50%	101,361	8.76	to	8.54	881,359	0.44%	-39.48%	to	-39.82%
2007	0.95%	to	1.50%	129,136	14.48	to	14.19	1,861,389	0.54%	6.29%	to	5.69%
2006	0.95%	to	1.50%	120,462	13.62	to	13.42	1,634,820	0.10%	13.13%	to	12.51%
2005	0.95%	to	1.45%	43,761	12.04	to	11.94	524,937	0.63%	6.43%	to	5.90%
2004	0.95%	to	1.40%	7,845	11.31	to	11.28	88,574	0.02%	13.13%	to	12.79	%(a) (b)
Oppenheimer Capital Appreciation Fund A (OCAF)
2008	0.95%	to	1.80%	216,105	5.18	to	4.83	1,103,293	0.00%	-46.41%	to	-46.87%
2007	0.95%	to	1.80%	245,700	9.67	to	9.09	2,345,097	0.00%	12.68%	to	11.71%
2006	0.95%	to	1.80%	260,714	8.58	to	8.13	2,214,629	0.00%	6.49%	to	5.57%
2005	0.95%	to	1.80%	360,986	8.06	to	7.71	2,888,178	0.61%	3.70%	to	2.82%
2004	0.95%	to	1.80%	327,920	7.77	to	7.49	2,533,507	0.00%	5.45%	to	4.54%
Oppenheimer Champion Income Fund A (OCHI)
2008	0.95%	to	1.45%	20,984	2.82	to	2.74	58,206	9.04%	-78.71%	to	-78.82%
2007	0.95%	to	1.45%	19,055	13.24	to	12.93	249,351	7.43%	-1.06%	to	-1.56%
2006	0.95%	to	1.45%	17,997	13.38	to	13.13	238,841	5.62%	8.16%	to	7.61%
2005	0.95%	to	1.45%	23,082	12.37	to	12.20	284,436	6.20%	1.68%	to	1.17%
2004	0.95%	to	1.45%	12,480	12.16	to	12.06	151,387	7.34%	8.17%	to	7.63%
Oppenheimer Global Fund A (OGF)
2008	0.95%	to	1.90%	239,483	8.56	to	7.87	4,879,638	1.38%	-41.59%	to	-42.15%
2007	0.95%	to	1.90%	304,168	14.65	to	13.61	10,412,275	1.01%	4.95%	to	3.94%
2006	0.95%	to	1.90%	393,370	13.96	to	13.09	12,944,367	0.65%	16.27%	to	15.15%
2005	0.95%	to	1.90%	526,968	12.01	to	11.37	14,749,212	0.60%	12.75%	to	11.68%
2004	0.95%	to	1.90%	625,115	10.65	to	10.18	16,086,858	0.54%	17.54%	to	16.42%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Strategic Income Fund A (OSI)
2008	0.95%	to	1.60%	52,611	$13.62	to	12.90	$702,172	5.71%	-17.30%	to	-17.84%
2007	0.95%	to	1.60%	51,188	16.47	to	15.70	828,973	6.73%	8.18%	to	7.47%
2006	0.95%	to	1.60%	39,653	15.23	to	14.61	595,446	4.78%	6.66%	to	5.96%
2005	0.95%	to	1.60%	43,760	14.27	to	13.79	617,703	7.58%	3.17%	to	2.49%
2004	0.95%	to	1.45%	27,596	13.84	to	13.54	378,215	7.32%	8.58%	to	8.03%
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
2008	0.95%	to	1.90%	450,764	9.43	to	9.02	4,198,500	1.28%	-40.91%	to	-41.48%
2007	0.95%	to	1.90%	528,809	15.96	to	15.41	8,361,948	1.15%	5.05%	to	4.03%
2006	0.95%	to	2.25%	548,551	15.20	to	14.67	8,277,875	0.81%	16.29%	to	14.77%
2005	0.95%	to	2.25%	436,757	13.07	to	12.79	5,682,456	0.76%	12.97%	to	11.49%
2004	0.95%	to	2.25%	298,367	11.57	to	11.47	3,445,679	0.00%	15.69%	to	14.68	%(a) (b)
PIMCO Total Return Fund - Class A (PMTRA)
2008	0.95%	to	1.80%	270,552	15.22	to	14.18	4,056,734	4.67%	3.21%	to	2.32%
2007	0.95%	to	1.80%	252,154	14.75	to	13.86	3,667,101	4.54%	7.53%	to	6.61%
2006	0.95%	to	2.25%	274,095	13.72	to	12.03	3,710,444	4.15%	2.53%	to	1.18%
2005	0.95%	to	2.25%	316,198	13.38	to	11.89	4,186,754	3.18%	1.43%	to	0.10%
2004	0.95%	to	2.25%	294,143	13.19	to	11.87	3,848,466	2.08%	3.65%	to	2.29%
Putnam International Equity Fund - Class A (PUIGA)
2008	1.45%	to	1.50%	265	11.79	to	11.76	3,125	0.00%	-45.64%	to	-45.67%
2007	1.45%	to	1.50%	265	21.69	to	21.64	5,749	2.77%	6.82%	to	6.77%
2006	1.45%	to	1.50%	265	20.31	to	20.27	5,382	2.32%	26.38%	to	26.32%
2005	1.45%	to	1.50%	265	16.07	to	16.05	4,258	2.08%	10.95%	to	10.89%
2004	1.45%	to	1.50%	265	14.48	to	14.47	3,838	0.03%	14.55%	to	14.49%
Putnam Voyager Fund - Class A (PVF)
2008	0.95%	to	1.50%	5,382	8.66	to	8.39	46,036	0.00%	-37.58%	to	-37.93%
2007	0.95%	to	1.50%	5,061	13.88	to	13.52	69,503	0.00%	4.29%	to	3.71%
2006	1.10%	to	1.50%	4,722	13.23	to	13.04	62,246	0.00%	4.08%	to	3.66%
2005	0.95%	to	1.50%	12,850	12.77	to	12.58	163,516	0.86%	4.50%	to	3.92%
2004	0.95%	to	1.20%	8,723	12.22	to	12.17	106,490	0.00%	3.80%	to	3.54%
2004	0.95%	to	1.50%	63,387	5.10	to	4.98	320,230	0.00%	17.28%	to	16.63%
Templeton Foreign Fund - Class A (TFF)
2008	0.95%	to	1.65%	128,037	10.56	to	9.93	1,801,366	2.68%	-46.60%	to	-46.98%
2007	0.95%	to	1.65%	171,992	19.78	to	18.73	4,468,461	1.54%	16.13%	to	15.30%
2006	0.95%	to	1.65%	222,002	17.03	to	16.24	4,999,740	2.04%	18.79%	to	17.96%
2005	0.95%	to	1.65%	291,056	14.33	to	13.77	5,675,305	1.52%	9.59%	to	8.81%
2004	0.95%	to	1.65%	363,832	13.08	to	12.66	6,474,126	1.75%	17.02%	to	16.19%
The Dreyfus Premier Third Century Fund, Inc. - Class Z (DTC)
2008	0.95%	to	1.50%	46,872	4.59	to	4.37	503,854	0.34%	-34.92%	to	-35.29%
2007	0.95%	to	1.85%	54,512	7.05	to	6.58	882,684	0.43%	6.53%	to	5.56%
2006	0.95%	to	1.85%	58,550	6.62	to	6.23	906,072	0.00%	7.97%	to	7.00%
2005	0.95%	to	1.85%	75,308	6.13	to	5.82	1,045,882	0.37%	2.49%	to	1.56%
2004	0.95%	to	1.85%	83,260	5.98	to	5.73	1,153,302	0.00%	4.92%	to	3.97%
Van Kampen Growth and Income Fund - Class A (VKGIA)
2008	0.95%	to	1.90%	162,476	11.96	to	11.33	1,925,148	1.85%	-32.84%	to	-33.48%
2007	0.95%	to	1.90%	194,088	17.81	to	17.03	3,432,605	1.87%	1.57%	to	0.59%
2006	0.95%	to	1.90%	191,891	17.54	to	16.93	3,348,357	1.57%	14.91%	to	13.81%
2005	0.95%	to	1.90%	145,322	15.26	to	14.87	2,209,824	1.33%	8.83%	to	7.79%
2004	0.95%	to	1.85%	107,166	14.02	to	13.81	1,500,210	1.14%	12.86%	to	11.83%
Van Kampen Mid Cap Growth Fund - Class A (VKGA)
2008	0.95%	to	1.50%	62,283	11.49	to	11.13	710,249	0.00%	-48.89%	to	-49.18%
2007	0.95%	to	1.55%	75,338	22.47	to	21.85	1,683,123	0.00%	21.20%	to	20.46%
2006	0.95%	to	1.55%	41,717	18.54	to	18.14	767,703	0.00%	7.97%	to	7.32%
2005	0.95%	to	1.55%	27,114	17.17	to	16.90	464,288	0.00%	16.50%	to	15.79%
2004	0.95%	to	1.55%	9,302	14.74	to	14.59	136,813	0.00%	19.88%	to	19.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen Real Estate Securities Fund - Class A (VKRES)
2008	0.95%	to	1.90%	62,570	$13.53	to	12.81	$837,040	1.46%	-39.22%	to	-39.81%
2007	0.95%	to	1.90%	66,818	22.25	to	21.28	1,475,872	1.27%	-18.13%	to	-18.92%
2006	0.95%	to	1.90%	121,543	27.18	to	26.24	3,282,788	1.32%	36.14%	to	34.84%
2005	0.95%	to	1.90%	71,646	19.96	to	19.46	1,422,868	1.66%	15.50%	to	14.39%
2004	0.95%	to	1.90%	38,415	17.29	to	17.01	661,824	1.32%	35.38%	to	34.08%
Virtus Balanced Fund - Class A (PBF)
2008	1.30%			32,819	16.59			544,406	2.82%	-26.81%
2007	1.30%			40,077	22.66			908,282	2.31%	4.49%
2006	1.30%			43,231	21.69			937,643	2.24%	11.27%
2005	1.30%			57,925	19.49			1,129,059	1.94%	0.16%
2004	1.30%			58,000	19.46			1,128,718	2.21%	5.77%
Waddell & Reed Advisors Small Cap Fund - Class A (WRASCA)
2008	0.95%	to	1.60%	16,298	10.57	to	10.19	169,941	0.00%	-38.30%	to	-38.70%
2007	0.95%	to	1.60%	16,996	17.14	to	16.62	288,028	0.00%	6.66%	to	5.95%
2006	0.95%	to	1.60%	18,050	16.07	to	15.69	288,219	0.00%	5.16%	to	4.47%
2005	0.95%	to	1.60%	16,011	15.28	to	15.01	243,451	0.00%	11.31%	to	10.58%
2004	0.95%	to	1.45%	11,284	13.73	to	13.61	154,603	0.00%	12.18%	to	11.62%
Wells Fargo Advantage Funds(R) - Common Stock Fund - Class Z (SCS)
2008	0.95%	to	1.90%	175,388	9.96	to	9.16	2,153,047	0.00%	-35.54%	to	-36.16%
2007	0.95%	to	1.90%	215,499	15.45	to	14.35	4,102,076	0.62%	8.89%	to	7.84%
2006	0.95%	to	1.90%	246,991	14.19	to	13.31	4,298,808	0.00%	14.22%	to	13.13%
2005	0.95%	to	1.90%	279,865	12.42	to	11.76	4,275,989	0.00%	10.95%	to	9.89%
2004	0.95%	to	1.90%	319,273	11.20	to	10.70	4,395,409	0.00%	8.91%	to	7.87%
Wells Fargo Advantage Funds(R) - Growth Fund - Investor Class (SGR)
2008	0.95%	to	1.60%	46,687	9.49	to	9.17	437,411	0.00%	-41.02%	to	-41.40%
2007	0.95%	to	1.45%	41,166	16.09	to	15.76	654,897	0.00%	26.20%	to	25.56%
2006	0.95%	to	1.45%	31,689	12.75	to	12.55	400,625	0.00%	6.71%	to	6.17%
2005	0.95%	to	1.45%	15,301	11.95	to	11.82	181,762	0.00%	7.96%	to	7.42%
2004	0.95%	to	1.45%	1,702	11.07	to	11.00	18,787	0.00%	11.50%	to	10.93%
Wells Fargo Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
2008	1.30%			61,544	17.22			1,059,719	0.00%	-39.62%
2007	1.30%			67,345	28.52			1,920,567	0.00%	16.58%
2006	1.30%			78,113	24.46			1,910,814	0.00%	2.52%
2005	1.30%			86,404	23.86			2,061,588	0.00%	6.47%
2004	1.30%			89,847	22.41			2,013,457	0.00%	7.23%
Wells Fargo Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI)
2008	0.95%	to	1.60%	20,927	4.81	to	4.56	98,538	0.89%	-39.88%	to	-40.27%
2007	0.95%	to	1.85%	20,646	8.00	to	7.49	162,231	0.58%	1.26%	to	0.34%
2006	0.95%	to	1.85%	21,787	7.90	to	7.47	169,326	0.28%	14.30%	to	13.26%
2005	0.95%	to	1.85%	36,681	6.91	to	6.59	251,415	0.41%	-2.74%	to	-3.62%
2004	0.95%	to	1.85%	36,418	7.11	to	6.84	256,955	0.48%	7.85%	to	6.87%
Wells Fargo Advantage Funds(R) - Mid Cap Growth Fund - Class Z (WFMCGZ)
2008	0.95%	to	1.50%	21,653	8.03	to	7.86	172,174	0.00%	-45.52%	to	-45.82%
2007	0.95%	to	1.50%	27,492	14.73	to	14.51	402,742	0.00%	17.49%	to	16.84%
2006	0.95%	to	1.50%	24,109	12.54	to	12.42	301,104	0.00%	12.71%	to	12.08%
2005	0.95%	to	1.50%	35,742	11.13	to	11.08	397,069	0.00%	11.25%	to	10.80	%(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

2008	Reserves for annuity contracts in payout phase:	36,699
2008	Contract owners’ equity	$197,657,447
2007	Reserves for annuity contracts in payout phase:	71,144
2007	Contract owners’ equity	$341,813,434
2006	Reserves for annuity contracts in payout phase:	81,495
2006	Contract owners’ equity	$355,699,377
2005	Reserves for annuity contracts in payout phase:	82,830
2005	Contract owners’ equity	$348,541,242
2004	Reserves for annuity contracts in payout phase:	86,864
2004	Contract owners’ equity	$343,538,465
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009